NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
9,478 shares (cost $110,924)	$111,266
VP Inflation Protection Fund - Class I (ACVIP1)
176,946 shares (cost $1,892,106)	1,845,548
Global Allocation V.I. Fund - Class I (BRVGA1)
43,526 shares (cost $743,344)	706,430
Global Allocation V.I. Fund - Class II (MLVGA2)
266,663 shares (cost $4,369,901)	4,314,605
VIP Small Cap Value Series: Service Class (DWVSVS)
8,195 shares (cost $321,169)	328,459
VA Global Bond Portfolio (DFVGB)
6,861 shares (cost $74,189)	73,481
VA International Small Portfolio (DFVIS)
2,204 shares (cost $27,226)	24,373
VA International Value Portfolio (DFVIV)
3,237 shares (cost $40,560)	37,973
VA Short-Term Fixed Portfolio (DFVSTF)
534 shares (cost $5,451)	5,435
VA U.S. Large Value Portfolio (DFVULV)
9,614 shares (cost $210,080)	220,840
VA U.S. Targeted Value Portfolio (DFVUTV)
2,315 shares (cost $40,064)	42,248
Stock Index Fund, Inc. - Initial Shares (DSIF)
116,440 shares (cost $3,873,479)	5,238,632
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
9,876 shares (cost $162,132)	162,753
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
6,418 shares (cost $49,281)	47,946
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
26,741 shares (cost $515,029)	496,309
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,868 shares (cost $32,381)	33,904
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
184,040 shares (cost $752,565)	1,063,753
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
25,866 shares (cost $334,773)	318,156
Forty Portfolio: Service Shares (JACAS)
55,983 shares (cost $2,047,681)	2,195,112
Global Technology Portfolio: Service Shares (JAGTS)
127,996 shares (cost $1,047,320)	1,095,644
Overseas Portfolio: Service Shares (JAIGS)
74,674 shares (cost $2,860,505)	2,355,951
Investors Growth Stock Series - Initial Class (MIGIC)
62,345 shares (cost $655,815)	1,000,016
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
10,894 shares (cost $239,141)	236,728
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
26,139 shares (cost $487,521)	426,582
Value Series - Initial Class (MVFIC)
331,163 shares (cost $4,600,361)	6,735,854
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
47,472 shares (cost $944,584)	1,017,808

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Core Plus Fixed Income Portfolio - Class I (MSVFI)
50,989 shares (cost $524,899)	$544,566
NVIT International Index Fund Class I (NVIX)
4,978 shares (cost $46,946)	44,902
NVIT Bond Index Fund Class I (NVBX)
3,333 shares (cost $36,149)	35,631
NVIT Cardinal Managed Growth Class I (NCPG)
19 shares (cost $206)	197
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
3,024 shares (cost $32,402)	31,451
NVIT Investor Destinations Managed Growth Class I (IDPG)
16 shares (cost $171)	167
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
134 shares (cost $1,447)	1,424
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
315,876 shares (cost $4,856,648)	6,052,193
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
165,233 shares (cost $3,233,241)	4,114,305
American Funds NVIT Bond Fund - Class II (GVABD2)
65,317 shares (cost $728,251)	753,103
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
82,730 shares (cost $2,011,459)	2,546,438
American Funds NVIT Growth Fund - Class II (GVAGR2)
48,615 shares (cost $2,740,287)	4,086,084
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
25,906 shares (cost $983,516)	1,529,206
Federated NVIT High Income Bond Fund - Class I (HIBF)
339,583 shares (cost $2,363,627)	2,258,229
NVIT Emerging Markets Fund - Class I (GEM)
224,630 shares (cost $2,575,555)	2,473,175
NVIT International Equity Fund - Class I (GIG)
42,488 shares (cost $458,065)	437,631
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
43,932 shares (cost $350,271)	448,985
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
129,191 shares (cost $1,226,072)	1,311,291
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
208,226 shares (cost $2,013,539)	3,437,803
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
331,281 shares (cost $3,245,829)	3,610,964
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
134,193 shares (cost $1,460,497)	1,592,875
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
349,265 shares (cost $3,852,598)	4,219,126
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
54,831 shares (cost $589,461)	583,951
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
695,821 shares (cost $7,397,796)	8,370,725
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,611,065 shares (cost $16,358,837)	17,915,045
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
59,399 shares (cost $647,059)	680,713
NVIT Core Bond Fund - Class I (NVCBD1)
69,508 shares (cost $757,589)	759,029
NVIT Core Plus Bond Fund - Class I (NVLCP1)
10,688 shares (cost $124,056)	122,382
NVIT Nationwide Fund - Class I (TRF)
189,167 shares (cost $1,544,401)	2,765,621
NVIT Government Bond Fund - Class I (GBF)
266,529 shares (cost $3,104,089)	2,950,481

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

American Century NVIT Growth Fund - Class I (CAF)
5,158 shares (cost $95,836)	$115,078
NVIT International Index Fund - Class II (GVIX2)
60,034 shares (cost $588,380)	540,309
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
671,081 shares (cost $6,229,481)	8,677,084
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
53,275 shares (cost $740,043)	824,157
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
25,902 shares (cost $398,969)	461,569
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
100,715 shares (cost $1,057,303)	1,050,458
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,037,761 shares (cost $20,634,399)	27,224,491
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
3,283,060 shares (cost $33,309,425)	45,536,048
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
135,845 shares (cost $1,435,356)	1,616,554
NVIT Mid Cap Index Fund - Class I (MCIF)
131,057 shares (cost $2,834,574)	3,288,230
NVIT Money Market Fund - Class I (SAM)
6,384,122 shares (cost $6,384,122)	6,384,122
NVIT Money Market Fund - Class V (SAM5)
394,041 shares (cost $394,041)	394,041
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
211,865 shares (cost $2,550,808)	2,349,579
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
127,557 shares (cost $1,432,727)	1,285,777
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
329,129 shares (cost $3,370,705)	4,420,198
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
170,961 shares (cost $1,731,074)	2,015,631
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
251,622 shares (cost $2,587,967)	3,165,409
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
6,702 shares (cost $90,210)	79,145
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
244,104 shares (cost $2,629,907)	2,890,187
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
72,891 shares (cost $1,383,537)	1,529,246
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
75,742 shares (cost $952,428)	1,201,269
NVIT Multi-Manager Small Company Fund - Class I (SCF)
94,811 shares (cost $1,611,393)	2,223,315
NVIT Multi-Sector Bond Fund - Class I (MSBF)
268,738 shares (cost $2,397,292)	2,450,888
NVIT Short Term Bond Fund - Class I (NVSTB1)
8,187 shares (cost $86,161)	85,227
NVIT Short Term Bond Fund - Class II (NVSTB2)
69,670 shares (cost $725,710)	722,482
NVIT Large Cap Growth Fund - Class I (NVOLG1)
676,827 shares (cost $11,354,175)	15,391,043
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
23,413 shares (cost $285,623)	301,556
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
12,473 shares (cost $188,451)	192,584
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
9,264 shares (cost $162,587)	164,617
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
9,501 shares (cost $99,843)	98,809

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
94,403 shares (cost $1,173,226)	$1,257,450
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
45,880 shares (cost $600,710)	633,601
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
15,195 shares (cost $178,028)	180,063
Templeton NVIT International Value Fund - Class III (NVTIV3)
176,896 shares (cost $2,249,885)	2,145,746
Invesco NVIT Comstock Value Fund - Class I (EIF)
215,093 shares (cost $2,107,388)	3,574,838
NVIT Real Estate Fund - Class I (NVRE1)
577,280 shares (cost $5,294,363)	4,889,565
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
1,559 shares (cost $18,817)	18,110
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
9,170 shares (cost $105,332)	104,632
NVIT Small Cap Index Fund Class II (NVSIX2)
10,968 shares (cost $150,118)	152,010
NVIT S&P 500 Index Fund Class I (GVEX1)
80,729 shares (cost $1,059,125)	1,155,235
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,586 shares (cost $42,843)	41,920
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
12,191 shares (cost $141,160)	142,882
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
5,899 shares (cost $70,636)	70,549
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
85,864 shares (cost $1,650,797)	1,884,718
VP Inflation Protection Fund - Class II (ACVIP2)
285,312 shares (cost $3,201,910)	2,964,387
VP Mid Cap Value Fund - Class I (ACVMV1)
139,624 shares (cost $2,147,238)	2,770,138
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
195,692 shares (cost $2,503,469)	3,600,737
Appreciation Portfolio - Initial Shares (DCAP)
35,645 shares (cost $1,429,973)	1,764,790
Quality Bond Fund II - Primary Shares (FQB)
141,761 shares (cost $1,610,395)	1,618,906
VIP Energy Portfolio - Service Class 2 (FNRS2)
151,140 shares (cost $3,224,261)	3,078,727
VIP Equity-Income Portfolio - Service Class (FEIS)
189,520 shares (cost $3,638,043)	4,582,604
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
78,817 shares (cost $858,026)	979,692
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
211,221 shares (cost $2,283,559)	2,690,954
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
229,261 shares (cost $2,519,311)	2,978,097
VIP Growth Portfolio - Service Class (FGS)
48,027 shares (cost $2,229,079)	3,041,054
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
386,557 shares (cost $4,947,368)	4,893,813
VIP Mid Cap Portfolio - Service Class (FMCS)
229,950 shares (cost $6,622,291)	8,609,340
VIP Overseas Portfolio - Service Class R (FOSR)
114,509 shares (cost $1,871,979)	2,128,723
VIP Value Strategies Portfolio - Service Class (FVSS)
16,543 shares (cost $168,473)	250,798
Franklin Income Securities Fund - Class 2 (FTVIS2)
154,063 shares (cost $2,406,879)	2,465,003

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Rising Dividends Securities Fund - Class 1 (FTVRDI)
85,522 shares (cost $1,708,029)	$2,534,013
Small Cap Value Securities Fund - Class 1 (FTVSVI)
219,724 shares (cost $3,181,206)	5,011,904
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
155,165 shares (cost $1,536,123)	1,427,517
Templeton Foreign Securities Fund - Class 2 (TIF2)
128,546 shares (cost $2,246,297)	1,934,612
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
169,941 shares (cost $3,183,012)	3,057,230
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
187,596 shares (cost $1,334,882)	1,391,964
Short Duration Bond Portfolio - I Class Shares (AMTB)
118,308 shares (cost $1,285,633)	1,261,164
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
12,670 shares (cost $166,442)	227,180
Socially Responsive Portfolio - I Class Shares (AMSRS)
46,164 shares (cost $698,171)	1,102,386
Global Securities Fund/VA - Non-Service Shares (OVGS)
92,645 shares (cost $3,783,396)	3,659,469
International Growth Fund/VA - Non-Service Shares (OVIG)
9,337 shares (cost $22,011)	21,568
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
129,117 shares (cost $2,400,856)	4,339,638
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
82,456 shares (cost $1,716,705)	2,190,036
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
70,009 shares (cost $392,851)	371,046
All Asset Portfolio - Administrative Class (PMVAAA)
37,831 shares (cost $422,598)	391,928
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
5,707 shares (cost $33,459)	27,734
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
77,378 shares (cost $847,922)	814,791
Low Duration Portfolio - Administrative Class (PMVLDA)
263,717 shares (cost $2,823,624)	2,790,124
Total Return Portfolio - Administrative Class (PMVTRA)
100,088 shares (cost $1,131,922)	1,120,987
VT Growth & Income Fund: Class IB (PVGIB)
587 shares (cost $8,556)	15,325
VT Voyager Fund: Class IB (PVTVB)
52 shares (cost $2,011)	2,877
VI American Franchise Fund - Series I Shares (ACEG)
11,730 shares (cost $494,962)	643,747
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
1,178 shares (cost $18,062)	16,557
Variable Fund - Multi-Hedge Strategies (RVARS)
54,739 shares (cost $1,249,699)	1,303,327
T. Rowe Price Health Sciences Portfolio (TRHSP)
12,070 shares (cost $406,705)	451,401
Health Sciences Portfolio - II (TRHS2)
116,925 shares (cost $3,276,463)	4,238,528
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
50,998 shares (cost $1,571,146)	1,293,820
Variable Insurance Portfolios - Asset Strategy (WRASP)
530,960 shares (cost $5,606,521)	5,770,629
Variable Insurance Portfolios - Balanced (WRBP)
535 shares (cost $5,045)	5,454
Variable Insurance Portfolios - Bond (WRBDP)
423 shares (cost $2,364)	2,258

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Core Equity (WRCEP)
333 shares (cost $4,120)	$4,720
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
274 shares (cost $1,419)	1,293
Variable Insurance Portfolios - Growth (WRGP)
391 shares (cost $4,165)	4,729
Variable Insurance Portfolios - High Income (WRHIP)
271,963 shares (cost $1,080,560)	1,047,219
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
35,729 shares (cost $356,748)	387,467
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
1,154 shares (cost $6,114)	6,609
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
743 shares (cost $4,417)	4,561
Variable Insurance Portfolios - Science and Technology (WRSTP)
141 shares (cost $2,950)	3,531
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
153 shares (cost $1,639)	1,859
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
57,259 shares (cost $523,086)	570,300

Total Investments	$354,613,186

Accounts Receivable-American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	4,140
Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	8,563
Accounts Receivable-VA Short-Term Fixed Portfolio (DFVSTF)	4
Accounts Receivable-Variable Insurance Portfolios - Balanced (WRBP)	2
Accounts Receivable-Variable Insurance Portfolios - Global Natural Resources (WRGNR)	1
Accounts Receivable-Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	5
Accounts Receivable-Variable Insurance Portfolios - Small Cap Growth (WRSCP)	9
Accounts Receivable-VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	6
Accounts Receivable-VP Mid Cap Value Fund - Class I (ACVMV1)	1,030

Accounts Payable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	(399)
Accounts Payable-NVIT Cardinal Managed Growth Class I (NCPG)	(5)
Accounts Payable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(431)
Accounts Payable-NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	(3)
Accounts Payable-NVIT Investor Destinations Managed Growth Class I (IDPG)	(5)
Accounts Payable-NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	(636)
Accounts Payable-NVIT Short Term Bond Fund - Class II (NVSTB2)	(1,165)
Accounts Payable-Variable Insurance Portfolios - Growth (WRGP)	(8)
Accounts Payable-Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	(5)
Accounts Payable-Variable Insurance Portfolios - Science and Technology (WRSTP)	(7)
Accounts Payable-Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(1,258)
Accounts Payable-VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	(2,490)
Accounts Payable-VT Voyager Fund: Class IB (PVTVB)	(6)
Other Accounts Payable	(9,279)

$354,611,249

Contract Owners’ Equity:
Accumulation units	354,611,249

Total Contract Owners’ Equity (note 8)	$354,611,249

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$5,782,509	573	19,087	14,949	89,653	982	1,540	491

Net investment income (loss)	5,782,509	573	19,087	14,949	89,653	982	1,540	491

Realized gain (loss) on investments	16,821,114	515	(7,419)	7,083	50,642	8,633	(37)	67
Change in unrealized gain (loss) on investments	(18,056,477)	(440)	(35,369)	(64,831)	(387,892)	(8,297)	(35)	(2,896)

Net gain (loss) on investments	(1,235,363)	75	(42,788)	(57,748)	(337,250)	336	(72)	(2,829)

Reinvested capital gains	13,363,232	3,961	17,770	51,439	333,390	25,005	115	492

Net increase (decrease) in contract owners’ equity resulting from operations	$17,910,378	4,609	(5,931)	8,640	85,793	26,323	1,583	(1,846)

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$1,386	9	3,954	344	85,450	4,923	1,449	19,575

Net investment income (loss)	1,386	9	3,954	344	85,450	4,923	1,449	19,575

Realized gain (loss) on investments	160	(1)	290	162	149,458	1,398	(126)	69
Change in unrealized gain (loss) on investments	(3,072)	(8)	8,647	(1,063)	328,330	(3,582)	120	(12,840)

Net gain (loss) on investments	(2,912)	(9)	8,937	(901)	477,788	(2,184)	(6)	(12,771)

Reinvested capital gains	-	3	3,947	1,816	53,291	-	41	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,526)	3	16,838	1,259	616,529	2,739	1,484	6,804

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVGMNS	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	MIGIC	MVIVIC
Reinvested dividends	$12	-	-	666	-	159,165	5,080	4,445

Net investment income (loss)	12	-	-	666	-	159,165	5,080	4,445

Realized gain (loss) on investments	434	30,670	(775)	51,454	96,169	(54,823)	36,581	9,042
Change in unrealized gain (loss) on investments	1,217	51,654	(16,618)	(533,675)	(60,826)	(629,720)	9,772	(10,566)

Net gain (loss) on investments	1,651	82,324	(17,393)	(482,221)	35,343	(684,543)	46,353	(1,524)

Reinvested capital gains	272	-	17,825	657,379	51,400	195,960	54,564	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,935	82,324	432	175,824	86,743	(329,418)	105,997	2,921

Investment Activity:	MNDIC	MVFIC	MVIVSC	MSVFI	NVIX	NVBX	NCPG	NCPGI
Reinvested dividends	$-	99,988	17,825	17,623	847	795	5	782

Net investment income (loss)	-	99,988	17,825	17,623	847	795	5	782

Realized gain (loss) on investments	1,860	529,311	33,825	13,988	418	2	-	(20)
Change in unrealized gain (loss) on investments	(116,817)	(163,779)	(43,936)	10,073	(2,044)	(518)	(9)	(951)

Net gain (loss) on investments	(114,957)	365,532	(10,111)	24,061	(1,626)	(516)	(9)	(971)

Reinvested capital gains	84,221	202,305	-	-	-	-	3	470

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,736)	667,825	7,714	41,684	(779)	279	(1)	281

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	IDPG	IDPGI	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$2	20	117,709	39,366	10,131	17,722	18,196	12,472

Net investment income (loss)	2	20	117,709	39,366	10,131	17,722	18,196	12,472

Realized gain (loss) on investments	-	(4)	207,467	136,211	21,243	61,209	203,967	100,250
Change in unrealized gain (loss) on investments	(4)	(23)	(258,820)	17,616	1,222	(35,790)	89,140	16,466

Net gain (loss) on investments	(4)	(27)	(51,353)	153,827	22,465	25,419	293,107	116,716

Reinvested capital gains	-	-	639,736	6,471	7,207	-	-	14,277

Net increase (decrease) in contract owners’ equity resulting from operations	$(2)	(7)	706,092	199,664	39,803	43,141	311,303	143,465

Investment Activity:	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$90,873	22,980	8,514	20,409	11,704	29,156	77,583	37,050

Net investment income (loss)	90,873	22,980	8,514	20,409	11,704	29,156	77,583	37,050

Realized gain (loss) on investments	(2,609)	25,966	2,327	53,027	53,288	130,017	255,545	35,626
Change in unrealized gain (loss) on investments	(105,397)	(102,379)	(20,435)	(67,179)	(183,527)	166,984	(323,298)	(45,387)

Net gain (loss) on investments	(108,006)	(76,413)	(18,108)	(14,152)	(130,239)	297,001	(67,753)	(9,761)

Reinvested capital gains	-	-	-	-	202,306	-	175,494	36,636

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,133)	(53,433)	(9,594)	6,257	83,771	326,157	185,324	63,925

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$113,767	13,238	205,713	453,326	16,767	21,024	3,073	31,344

Net investment income (loss)	113,767	13,238	205,713	453,326	16,767	21,024	3,073	31,344

Realized gain (loss) on investments	208,252	47,612	255,328	1,432,958	22,260	6,574	(874)	157,159
Change in unrealized gain (loss) on investments	(262,380)	(45,932)	(287,955)	(2,552,137)	(27,879)	9,382	3,999	118,230

Net gain (loss) on investments	(54,128)	1,680	(32,627)	(1,119,179)	(5,619)	15,956	3,125	275,389

Reinvested capital gains	145,611	17,178	194,062	1,480,968	18,017	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$205,250	32,096	367,148	815,115	29,165	36,980	6,198	306,733

Investment Activity:	GBF	CAF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$57,242	394	10,641	143,577	13,677	7,865	19,381	459,778

Net investment income (loss)	57,242	394	10,641	143,577	13,677	7,865	19,381	459,778

Realized gain (loss) on investments	(49,451)	46,643	1,097	731,335	7,296	18,035	41,578	398,742
Change in unrealized gain (loss) on investments	120,506	(35,752)	(48,071)	(425,259)	7,767	(9,722)	(50,040)	470,879

Net gain (loss) on investments	71,055	10,891	(46,974)	306,076	15,063	8,313	(8,462)	869,621

Reinvested capital gains	-	-	-	-	2,676	6,346	34,032	-

Net increase (decrease) in contract owners’ equity resulting from operations	$128,297	11,285	(36,333)	449,653	31,416	22,524	44,951	1,329,399

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG1	GVDIVI	NVMLG1	NVMLV1
Reinvested dividends	$772,136	28,992	33,677	1	26,755	23,773	21,227	24,406

Net investment income (loss)	772,136	28,992	33,677	1	26,755	23,773	21,227	24,406

Realized gain (loss) on investments	2,167,306	40,505	265,372	-	(7,844)	2,455	106,033	274,296
Change in unrealized gain (loss) on investments	(699,211)	(25,796)	(178,048)	-	(201,228)	(146,950)	(6,956)	(274,189)

Net gain (loss) on investments	1,468,095	14,709	87,324	-	(209,072)	(144,495)	99,077	107

Reinvested capital gains	-	31,148	163,304	-	131,516	-	294,109	192,992

Net increase (decrease) in contract owners’ equity resulting from operations	$2,240,231	74,849	284,305	1	(50,801)	(120,722)	414,413	217,505

Investment Activity:	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1
Reinvested dividends	$-	1,182	38,470	-	6,581	3,736	76,831	857

Net investment income (loss)	-	1,182	38,470	-	6,581	3,736	76,831	857

Realized gain (loss) on investments	196,795	4,302	117,783	76,864	279,399	126,932	34,788	(2)
Change in unrealized gain (loss) on investments	(457,958)	(13,330)	(364,726)	(255,164)	(331,075)	(452,148)	(19,682)	(423)

Net gain (loss) on investments	(261,163)	(9,028)	(246,943)	(178,300)	(51,676)	(325,216)	15,106	(425)

Reinvested capital gains	384,349	17,033	629,184	212,527	119,867	338,641	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$123,186	9,187	420,711	34,227	74,772	17,161	91,937	432

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVSTB2	NVOLG1	NVIDAP	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP
Reinvested dividends	$6,833	109,102	5,246	3,410	3,005	1,608	22,464	11,318

Net investment income (loss)	6,833	109,102	5,246	3,410	3,005	1,608	22,464	11,318

Realized gain (loss) on investments	2,908	560,849	8,310	1,095	5,280	19	5,886	18,457
Change in unrealized gain (loss) on investments	(6,475)	(960,985)	(2,646)	1,190	(4,105)	(1,170)	21,361	(4,118)

Net gain (loss) on investments	(3,567)	(400,136)	5,664	2,285	1,175	(1,151)	27,247	14,339

Reinvested capital gains	-	1,557,918	-	634	2,157	1,992	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,266	1,266,884	10,910	6,329	6,337	2,449	49,711	25,657

Investment Activity:	NVDMCP	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1
Reinvested dividends	$3,515	86,356	60,945	132,731	322	1,486	1,401	20,073

Net investment income (loss)	3,515	86,356	60,945	132,731	322	1,486	1,401	20,073

Realized gain (loss) on investments	462	37,102	187,166	26,026	35	1,075	3,959	8,284
Change in unrealized gain (loss) on investments	281	(410,687)	56,909	(170,268)	(707)	(2,316)	(3,540)	72,157

Net gain (loss) on investments	743	(373,585)	244,075	(144,242)	(672)	(1,241)	419	80,441

Reinvested capital gains	3,221	91,602	-	1,122,791	539	945	5,642	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,479	(195,627)	305,020	1,111,280	189	1,190	7,462	100,514

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NOTB3	NOTG3	NOTMG3	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP
Reinvested dividends	$444	1,423	805	11,244	35,613	31,015	20,155	33,742

Net investment income (loss)	444	1,423	805	11,244	35,613	31,015	20,155	33,742

Realized gain (loss) on investments	726	319	316	57,660	(51,501)	159,566	225,090	109,023
Change in unrealized gain (loss) on investments	(1,055)	(211)	(969)	(106,302)	9,771	44,126	(270,613)	(50,056)

Net gain (loss) on investments	(329)	108	(653)	(48,642)	(41,730)	203,692	(45,523)	58,967

Reinvested capital gains	315	-	825	185,457	60,462	165,850	191,419	49,683

Net increase (decrease) in contract owners’ equity resulting from operations	$430	1,531	977	148,059	54,345	400,557	166,051	142,392

Investment Activity:	FQB	FNRS2	FEIS	FF10S	FF20S	FF30S	FGS	FIGBS
Reinvested dividends	$61,790	24,493	125,528	15,008	42,408	43,563	2,882	105,270

Net investment income (loss)	61,790	24,493	125,528	15,008	42,408	43,563	2,882	105,270

Realized gain (loss) on investments	6,588	300,385	139,112	16,067	174,659	117,062	198,770	(4,816)
Change in unrealized gain (loss) on investments	(8,056)	(841,109)	34,393	(4,464)	(132,523)	(81,754)	97,571	151,424

Net gain (loss) on investments	(1,468)	(540,724)	173,505	11,603	42,136	35,308	296,341	146,608

Reinvested capital gains	-	50,099	62,467	15,343	49,002	55,982	-	1,797

Net increase (decrease) in contract owners’ equity resulting from operations	$60,322	(466,132)	361,500	41,954	133,546	134,853	299,223	253,675

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FMCS	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2
Reinvested dividends	$13,715	28,354	2,312	187,264	37,021	42,036	23,415	40,067

Net investment income (loss)	13,715	28,354	2,312	187,264	37,021	42,036	23,415	40,067

Realized gain (loss) on investments	258,590	81,585	16,525	273,913	143,353	240,143	2,143	(4,410)
Change in unrealized gain (loss) on investments	40,602	(309,268)	(3,585)	(235,700)	(27,982)	(602,420)	(108,606)	(311,685)

Net gain (loss) on investments	299,192	(227,683)	12,940	38,213	115,371	(362,277)	(106,463)	(316,095)

Reinvested capital gains	199,627	586	-	-	45,885	365,711	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$512,534	(198,743)	15,252	225,477	198,277	45,470	(83,048)	(276,028)

Investment Activity:	FTVGI2	FTVFA2	AMTB	AMFAS	AMSRS	OVGS	OVIG	OVGI
Reinvested dividends	$158,546	38,950	21,939	-	3,773	42,229	1	33,961

Net investment income (loss)	158,546	38,950	21,939	-	3,773	42,229	1	33,961

Realized gain (loss) on investments	(6,025)	21,649	(43,822)	5,752	76,147	(17,495)	(228)	182,291
Change in unrealized gain (loss) on investments	(125,782)	(22,658)	29,770	(17,373)	23,485	(123,928)	(443)	124,656

Net gain (loss) on investments	(131,807)	(1,009)	(14,052)	(11,621)	99,632	(141,423)	(671)	306,947

Reinvested capital gains	-	1,188	-	19,471	-	172,282	1	82,091

Net increase (decrease) in contract owners’ equity resulting from operations	$26,739	39,129	7,887	7,850	103,405	73,088	(669)	422,999

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVSC	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVGIB
Reinvested dividends	$16,453	16,801	19,298	71	38,404	31,875	25,529	192

Net investment income (loss)	16,453	16,801	19,298	71	38,404	31,875	25,529	192

Realized gain (loss) on investments	146,280	(7,437)	(922)	(1,847)	(56,942)	10,397	(25,310)	-
Change in unrealized gain (loss) on investments	(207,149)	3,480	(21,398)	(5,726)	144,299	(18,720)	50,071	1,303

Net gain (loss) on investments	(60,869)	(3,957)	(22,320)	(7,573)	87,357	(8,323)	24,761	1,303

Reinvested capital gains	264,328	-	-	-	2,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$219,912	12,844	(3,022)	(7,502)	128,186	23,552	50,290	1,495

Investment Activity:	PVTVB	ACEG	AVMCCI	RVARS	TRHSP	TRHS2	VWHA	WRASP
Reinvested dividends	$19	240	8	-	-	-	1,918	32,177

Net investment income (loss)	19	240	8	-	-	-	1,918	32,177

Realized gain (loss) on investments	122	39,580	388	7,009	9,291	400,793	175,065	126,404
Change in unrealized gain (loss) on investments	69	14,950	(2,547)	53,572	35,573	281,392	(397,437)	(1,341,333)

Net gain (loss) on investments	191	54,530	(2,159)	60,581	44,864	682,185	(222,372)	(1,214,929)

Reinvested capital gains	48	-	2,284	-	32,289	303,253	-	852,903

Net increase (decrease) in contract owners’ equity resulting from operations	$258	54,770	133	60,581	77,153	985,438	(220,454)	(329,849)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRBP	WRBDP	WRCEP	WRGNR	WRGP	WRHIP	WRMCG	WRPAP
Reinvested dividends	$50	70	23	-	19	58,389	-	50

Net investment income (loss)	50	70	23	-	19	58,389	-	50

Realized gain (loss) on investments	70	(4)	80	(15)	74	23,851	7,790	144
Change in unrealized gain (loss) on investments	(165)	(40)	(309)	(133)	(401)	(76,195)	(2,863)	(320)

Net gain (loss) on investments	(95)	(44)	(229)	(148)	(327)	(52,344)	4,927	(176)

Reinvested capital gains	446	55	652	-	834	8,809	22,968	429

Net increase (decrease) in contract owners’ equity resulting from operations	$401	81	446	(148)	526	14,854	27,895	303

Investment Activity:	WRPMAP	WRSTP	WRSCP	WFVSCG	OVGS3	FTVDM3	TIF3	FTVGI3
Reinvested dividends	$37	-	-	-	-	-	-	-

Net investment income (loss)	37	-	-	-	-	-	-	-

Realized gain (loss) on investments	93	160	18	48,358	1,243,122	57,275	766,356	(8,076)
Change in unrealized gain (loss) on investments	(205)	(324)	(187)	(127,927)	(1,235,957)	(102,086)	(728,308)	36,548

Net gain (loss) on investments	(112)	(164)	(169)	(79,569)	7,165	(44,811)	38,048	28,472

Reinvested capital gains	251	250	190	56,478	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$176	86	21	(23,091)	7,165	(44,811)	38,048	28,472

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	HIBF3	GEM3	GIG3	GVIX6	NVMIG3	GVDIV3
Reinvested dividends	$56,965	12,686	9,961	6,940	27,789	32,848

Net investment income (loss)	56,965	12,686	9,961	6,940	27,789	32,848

Realized gain (loss) on investments	91,812	(145,087)	70,561	97,857	698,273	247,393
Change in unrealized gain (loss) on investments	(62,322)	45,220	(71,727)	(101,931)	(699,534)	(289,817)

Net gain (loss) on investments	29,490	(99,867)	(1,166)	(4,074)	(1,261)	(42,424)

Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$86,455	(87,181)	8,795	2,866	26,528	(9,576)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAA		ACVIP1		BRVGA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,782,509	5,082,399	573	19	19,087	1,553	14,949	4,816
Realized gain (loss) on investments	16,821,114	10,094,384	515	148	(7,419)	(1,000)	7,083	5,729
Change in unrealized gain (loss) on investments	(18,056,477)	42,265,497	(440)	565	(35,369)	(11,219)	(64,831)	23,160
Reinvested capital gains	13,363,232	5,204,061	3,961	18	17,770	925	51,439	15,109

Net increase (decrease) in contract owners’ equity resulting from operations	17,910,378	62,646,341	4,609	750	(5,931)	(9,741)	8,640	48,814

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,397,035	30,679,016	74,562	4,239	253,990	61,282	159,345	133,441
Transfers between funds	-	-	26,884	(131)	1,571,079	56,448	154,754	17,682
Surrenders (note 6)	(23,156,799)	(16,114,151)	-	-	(403)	-	(4,935)	-
Death Benefits (note 4)	(1,227,472)	(853,608)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,622,265)	(2,404,540)	-	-	(5,193)	-	(2,339)	(13,490)
Deductions for surrender charges (note 2d)	(1,012,046)	(1,677,895)	-	-	(2,322)	-	(1,907)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,111,997)	(15,504,476)	(3,438)	(787)	(86,383)	(5,795)	(41,715)	(22,381)
Asset charges (note 3)	(1,347,947)	(1,259,507)	(376)	(45)	(7,009)	(477)	(3,184)	(2,004)
Adjustments to maintain reserves	1,304	(3,382)	(84)	(3)	3	1	(5)	7

Net equity transactions	(15,080,187)	(7,138,543)	97,548	3,273	1,723,762	111,459	260,014	113,255

Net change in contract owners’ equity	2,830,191	55,507,798	102,157	4,023	1,717,831	101,718	268,654	162,069
Contract owners’ equity beginning of period	351,781,058	296,273,260	9,109	5,086	127,716	25,998	437,776	275,707

Contract owners’ equity end of period	$354,611,249	351,781,058	111,266	9,109	1,845,547	127,716	706,430	437,776

CHANGES IN UNITS:
Beginning units	21,620,798	22,019,480	791	496	13,316	2,488	37,011	26,749
Units purchased	5,272,316	3,606,549	8,785	432	182,730	12,195	28,082	15,305
Units redeemed	(5,454,671)	(4,005,231)	(326)	(137)	(10,272)	(1,367)	(6,603)	(5,043)

Ending units	21,438,443	21,620,798	9,250	791	185,774	13,316	58,490	37,011

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$89,653	45,041	982	-	1,540	118	491	34
Realized gain (loss) on investments	50,642	42,826	8,633	55	(37)	(104)	67	53
Change in unrealized gain (loss) on investments	(387,892)	310,862	(8,297)	15,588	(35)	(610)	(2,896)	43
Reinvested capital gains	333,390	158,191	25,005	-	115	371	492	46

Net increase (decrease) in contract owners’ equity resulting from operations	85,793	556,920	26,323	15,643	1,583	(225)	(1,846)	176

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	319,418	383,783	18,984	1,355	49,140	805	16,313	365
Transfers between funds	(32,263)	202,938	129,485	157,347	1,878	22,783	10,423	1,236
Surrenders (note 6)	(164,727)	(142,346)	-	-	(411)	-	(468)	-
Death Benefits (note 4)	(49,564)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(84,183)	4,579	(474)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(2,332)	(12,195)	-	-	(188)	-	(215)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(173,518)	(173,633)	(18,068)	(1,255)	(2,334)	(1,927)	(1,447)	(105)
Asset charges (note 3)	(16,474)	(15,440)	(735)	(145)	(221)	(126)	(56)	(4)
Adjustments to maintain reserves	12	11	3	3	(1)	(4)	(7)	2

Net equity transactions	(203,631)	247,697	129,195	157,305	47,863	21,531	24,543	1,494

Net change in contract owners’ equity	(117,838)	804,617	155,518	172,948	49,446	21,306	22,697	1,670
Contract owners’ equity beginning of period	4,432,445	3,627,828	172,948	-	24,031	2,725	1,670	-

Contract owners’ equity end of period	$4,314,607	4,432,445	328,466	172,948	73,477	24,031	24,367	1,670

CHANGES IN UNITS:
Beginning units	272,316	255,315	14,013	-	2,345	265	125	-
Units purchased	20,667	46,441	17,807	14,133	4,926	2,476	2,012	134
Units redeemed	(33,019)	(29,440)	(6,622)	(120)	(302)	(396)	(201)	(9)

Ending units	259,964	272,316	25,198	14,013	6,969	2,345	1,936	125

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,386	303	9	8	3,954	2,168	344	184
Realized gain (loss) on investments	160	17	(1)	-	290	2,073	162	3
Change in unrealized gain (loss) on investments	(3,072)	484	(8)	(9)	8,647	2,112	(1,063)	3,247
Reinvested capital gains	-	-	3	3	3,947	12,401	1,816	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,526)	804	3	2	16,838	18,754	1,259	3,434

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,893	11,797	1,946	2,695	28,376	8,859	9,728	(201)
Transfers between funds	3,793	506	1,465	458	21,146	135,640	6,567	22,672
Surrenders (note 6)	(3,810)	-	(403)	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1,465)	-	(185)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,630)	(260)	(412)	(102)	(6,081)	(1,573)	(898)	(119)
Asset charges (note 3)	(109)	(20)	(24)	(9)	(863)	(258)	(177)	(17)
Adjustments to maintain reserves	7	(3)	(7)	4	4	(5)	-	6

Net equity transactions	26,679	12,020	2,380	3,046	42,582	142,663	15,220	22,341

Net change in contract owners’ equity	25,153	12,824	2,383	3,048	59,420	161,417	16,479	25,775
Contract owners’ equity beginning of period	12,824	-	3,048	-	161,417	-	25,775	-

Contract owners’ equity end of period	$37,977	12,824	5,431	3,048	220,837	161,417	42,254	25,775

CHANGES IN UNITS:
Beginning units	970	-	303	-	10,516	-	1,641	-
Units purchased	2,683	992	338	314	3,135	14,172	1,041	1,650
Units redeemed	(559)	(22)	(102)	(11)	(462)	(3,656)	(88)	(9)

Ending units	3,094	970	539	303	13,189	10,516	2,594	1,641

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$85,450	74,504	4,923	2,378	1,449	4,373	19,575	13,754
Realized gain (loss) on investments	149,458	208,182	1,398	287	(126)	9	69	(79)
Change in unrealized gain (loss) on investments	328,330	777,457	(3,582)	3,286	120	(3,323)	(12,840)	(12,844)
Reinvested capital gains	53,291	45,021	-	-	41	6,257	-	3,411

Net increase (decrease) in contract owners’ equity resulting from operations	616,529	1,105,164	2,739	5,951	1,484	7,316	6,804	4,242

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	292,461	349,884	64,376	38,971	12,288	11,878	150,410	149,507
Transfers between funds	299,656	181,637	36,493	3,986	(964)	3,038	12,294	7,344
Surrenders (note 6)	(110,658)	(373,303)	(819)	-	-	-	(425)	(44)
Death Benefits (note 4)	-	(359)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(78,409)	(116,092)	-	-	59	68	(19,861)	-
Deductions for surrender charges (note 2d)	(14,555)	(33,380)	(203)	-	(127)	-	(195)	(96)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(205,987)	(200,470)	(11,222)	(5,334)	(4,829)	(4,078)	(20,862)	(15,526)
Asset charges (note 3)	(17,016)	(15,049)	(673)	(345)	(311)	(222)	(1,791)	(1,428)
Adjustments to maintain reserves	(11)	67	(3)	3	2	(1)	6	(2)

Net equity transactions	165,481	(207,065)	87,949	37,281	6,118	10,683	119,576	139,755

Net change in contract owners’ equity	782,010	898,099	90,688	43,232	7,602	17,999	126,380	143,997
Contract owners’ equity beginning of period	4,456,615	3,558,516	72,060	28,828	40,347	22,348	369,931	225,934

Contract owners’ equity end of period	$5,238,625	4,456,615	162,748	72,060	47,949	40,347	496,311	369,931

CHANGES IN UNITS:
Beginning units	243,540	256,742	5,913	2,701	3,022	2,078	33,618	20,920
Units purchased	31,279	33,838	8,580	4,014	915	1,325	14,600	15,165
Units redeemed	(22,426)	(47,040)	(1,765)	(802)	(452)	(381)	(4,052)	(2,467)

Ending units	252,393	243,540	12,728	5,913	3,485	3,022	44,166	33,618

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVKMG1		IVBRA1		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$12	5	-	3,790	-	-	666	10,871
Realized gain (loss) on investments	434	636	30,670	13,859	(775)	-	51,454	97,757
Change in unrealized gain (loss) on investments	1,217	239	51,654	271,997	(16,618)	-	(533,675)	405,293
Reinvested capital gains	272	294	-	-	17,825	-	657,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,935	1,174	82,324	289,646	432	-	175,824	513,921

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,121	735	50,314	57,164	38,336	-	115,536	136,070
Transfers between funds	817	2,532	(23,001)	(26,308)	285,337	-	(55,766)	21,835
Surrenders (note 6)	-	-	(35,191)	(54,752)	-	-	(88,014)	(103,581)
Death Benefits (note 4)	-	-	-	(7,799)	-	-	-	(8,056)
Net policy repayments (loans) (note 5)	-	-	(15,850)	(3,562)	-	-	(3,447)	(5,987)
Deductions for surrender charges (note 2d)	-	-	(2,642)	(4,696)	-	-	(4,798)	(12,175)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,487)	(1,389)	(40,357)	(40,657)	(5,426)	-	(86,383)	(89,420)
Asset charges (note 3)	(126)	(53)	(4,204)	(3,770)	(525)	-	(7,467)	(6,934)
Adjustments to maintain reserves	3	(10)	2	11	5	-	(1)	(8)

Net equity transactions	25,328	1,815	(70,929)	(84,369)	317,727	-	(130,340)	(68,256)

Net change in contract owners’ equity	27,263	2,989	11,395	205,277	318,159	-	45,484	445,665
Contract owners’ equity beginning of period	6,640	3,651	1,052,357	847,080	-	-	2,149,625	1,703,960

Contract owners’ equity end of period	$33,903	6,640	1,063,752	1,052,357	318,159	-	2,195,109	2,149,625

CHANGES IN UNITS:
Beginning units	567	354	78,154	86,194	-	-	113,920	118,192
Units purchased	2,447	333	4,199	7,048	31,425	-	5,997	11,735
Units redeemed	(229)	(120)	(9,230)	(15,088)	(579)	-	(12,668)	(16,007)

Ending units	2,785	567	73,123	78,154	30,846	-	107,249	113,920

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		MIGIC		MVIVIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	159,165	82,569	5,080	5,535	4,445	1,165
Realized gain (loss) on investments	96,169	34,761	(54,823)	(93,435)	36,581	14,287	9,042	770
Change in unrealized gain (loss) on investments	(60,826)	106,537	(629,720)	376,313	9,772	188,510	(10,566)	8,019
Reinvested capital gains	51,400	-	195,960	-	54,564	27,686	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,743	141,298	(329,418)	365,447	105,997	236,018	2,921	9,954

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	260,231	41,771	237,960	253,750	38,890	47,040	81,228	7,922
Transfers between funds	126,863	321,475	(88,861)	(500,458)	(33,006)	(15,477)	18,308	123,421
Surrenders (note 6)	(81,510)	-	(72,528)	(153,130)	(32,801)	(21,915)	-	-
Death Benefits (note 4)	-	(1,168)	-	(2,553)	-	-	-	-
Net policy repayments (loans) (note 5)	(2,484)	(3)	(27,061)	(39,241)	(17,715)	(15,876)	-	-
Deductions for surrender charges (note 2d)	(1,422)	(20)	(4,754)	(17,668)	(858)	(1,794)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,803)	(17,732)	(95,651)	(114,250)	(40,855)	(42,850)	(7,463)	(2,087)
Asset charges (note 3)	(2,474)	(1,290)	(9,439)	(9,798)	(4,240)	(4,028)	(836)	(200)
Adjustments to maintain reserves	(1)	(397)	82	70	5	-	(2)	3

Net equity transactions	273,400	342,636	(60,252)	(583,278)	(90,580)	(54,900)	91,235	129,059

Net change in contract owners’ equity	360,143	483,934	(389,670)	(217,831)	15,417	181,118	94,156	139,013
Contract owners’ equity beginning of period	735,499	251,565	2,745,624	2,963,455	984,607	803,489	142,569	3,556

Contract owners’ equity end of period	$1,095,642	735,499	2,355,954	2,745,624	1,000,024	984,607	236,725	142,569

CHANGES IN UNITS:
Beginning units	54,060	25,034	239,954	295,978	51,136	54,370	10,438	333
Units purchased	34,954	30,954	24,088	33,040	2,404	3,018	12,232	10,453
Units redeemed	(15,367)	(1,928)	(29,799)	(89,064)	(6,940)	(6,252)	(5,568)	(348)

Ending units	73,647	54,060	234,243	239,954	46,600	51,136	17,102	10,438

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDIC		MVFIC		MVIVSC		MSVFI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	99,988	67,783	17,825	10,162	17,623	20,456
Realized gain (loss) on investments	1,860	3,382	529,311	513,462	33,825	28,920	13,988	3,680
Change in unrealized gain (loss) on investments	(116,817)	55,564	(163,779)	1,168,532	(43,936)	101,767	10,073	(25,845)
Reinvested capital gains	84,221	2,560	202,305	17,534	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,736)	61,506	667,825	1,767,311	7,714	140,849	41,684	(1,709)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,473	25,037	320,180	370,062	60,541	34,406	28,980	43,706
Transfers between funds	70,774	313,061	127,918	(85,333)	226,360	459,253	23,511	19,378
Surrenders (note 6)	(458)	(15,566)	(230,946)	(333,168)	(9,177)	(3,866)	(55,290)	(12,799)
Death Benefits (note 4)	-	-	(277,140)	(27,531)	-	-	-	(1,111)
Net policy repayments (loans) (note 5)	(582)	(1,147)	(12,674)	(79,460)	(3,777)	(7,958)	(17,676)	4,448
Deductions for surrender charges (note 2d)	(210)	-	(10,309)	(30,425)	(2,038)	(97)	(2,198)	(761)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,043)	(9,803)	(251,476)	(240,619)	(75,071)	(44,969)	(31,287)	(32,654)
Asset charges (note 3)	(1,393)	(610)	(22,108)	(20,645)	(2,663)	(1,773)	(2,152)	(2,123)
Adjustments to maintain reserves	3	8	9	4	(5)	10	31	2

Net equity transactions	70,564	310,980	(356,546)	(447,115)	194,170	435,006	(56,081)	18,086

Net change in contract owners’ equity	39,828	372,486	311,279	1,320,196	201,884	575,855	(14,397)	16,377
Contract owners’ equity beginning of period	386,760	14,274	6,424,623	5,104,427	815,925	240,070	559,362	542,985

Contract owners’ equity end of period	$426,588	386,760	6,735,902	6,424,623	1,017,809	815,925	544,965	559,362

CHANGES IN UNITS:
Beginning units	26,441	1,381	315,745	340,888	51,774	19,443	40,428	39,120
Units purchased	6,523	25,967	27,830	24,400	20,764	36,570	3,947	4,984
Units redeemed	(1,518)	(907)	(44,015)	(49,543)	(8,677)	(4,239)	(7,856)	(3,676)

Ending units	31,446	26,441	299,560	315,745	63,861	51,774	36,519	40,428

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIX		NVBX		NCPG		NCPGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$847	-	795	-	5	-	782	-
Realized gain (loss) on investments	418	-	2	-	-	-	(20)	-
Change in unrealized gain (loss) on investments	(2,044)	-	(518)	-	(9)	-	(951)	-
Reinvested capital gains	-	-	-	-	3	-	470	-

Net increase (decrease) in contract owners’ equity resulting from operations	(779)	-	279	-	(1)	-	281	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	24,776	-
Transfers between funds	46,277	-	35,517	-	240	-	7,427	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(550)	-	(141)	-	(42)	-	(997)	-
Asset charges (note 3)	(47)	-	(24)	-	-	-	(36)	-
Adjustments to maintain reserves	(1)	-	3	-	5	-	5	-

Net equity transactions	45,679	-	35,355	-	203	-	31,175	-

Net change in contract owners’ equity	44,900	-	35,634	-	202	-	31,456	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$44,900	-	35,634	-	202	-	31,456	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	4,944	-	3,483	-	24	-	3,197	-
Units redeemed	(63)	-	(16)	-	(4)	-	(101)	-

Ending units	4,881	-	3,467	-	20	-	3,096	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG		IDPGI		NVAMV1		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2	-	20	-	117,709	98,464	39,366	45,997
Realized gain (loss) on investments	-	-	(4)	-	207,467	147,680	136,211	171,832
Change in unrealized gain (loss) on investments	(4)	-	(23)	-	(258,820)	1,093,025	17,616	519,636
Reinvested capital gains	-	-	-	-	639,736	101,720	6,471	855

Net increase (decrease) in contract owners’ equity resulting from operations	(2)	-	(7)	-	706,092	1,440,889	199,664	738,320

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	151	-	2,339	-	314,090	361,809	305,059	250,538
Transfers between funds	123	-	228	-	(167,664)	(108,351)	(37,608)	140,727
Surrenders (note 6)	-	-	-	-	(290,874)	(265,543)	(73,986)	(207,741)
Death Benefits (note 4)	-	-	-	-	-	(13,427)	-	(36,624)
Net policy repayments (loans) (note 5)	-	-	-	-	(10,223)	(36,228)	(25,196)	13,784
Deductions for surrender charges (note 2d)	-	-	-	-	(16,732)	(32,163)	(3,509)	(17,631)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(105)	-	(1,133)	-	(233,239)	(256,041)	(172,259)	(141,564)
Asset charges (note 3)	-	-	(3)	-	(21,230)	(19,775)	(15,007)	(12,580)
Adjustments to maintain reserves	5	-	3	-	2	1	(192)	(755)

Net equity transactions	174	-	1,434	-	(425,870)	(369,718)	(22,698)	(11,846)

Net change in contract owners’ equity	172	-	1,427	-	280,222	1,071,171	176,966	726,474
Contract owners’ equity beginning of period	-	-	-	-	5,771,982	4,700,811	3,933,199	3,206,725

Contract owners’ equity end of period	$172	-	1,427	-	6,052,204	5,771,982	4,110,165	3,933,199

CHANGES IN UNITS:
Beginning units	-	-	-	-	265,990	285,727	251,110	252,399
Units purchased	27	-	251	-	15,820	20,373	25,874	31,012
Units redeemed	(10)	-	(111)	-	(35,251)	(40,110)	(27,049)	(32,301)

Ending units	17	-	140	-	246,559	265,990	249,935	251,110

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,131	14,978	17,722	8,274	18,196	10,774	12,472	13,237
Realized gain (loss) on investments	21,243	43,981	61,209	123,932	203,967	404,114	100,250	53,744
Change in unrealized gain (loss) on investments	1,222	(82,030)	(35,790)	422,678	89,140	483,488	16,466	294,424
Reinvested capital gains	7,207	249	-	-	-	-	14,277	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,803	(22,822)	43,141	554,884	311,303	898,376	143,465	361,405

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,788	91,488	134,827	160,741	234,723	250,790	98,628	106,034
Transfers between funds	(23,995)	(126,026)	147,328	(155,082)	219,211	(143,978)	(41,086)	(3,745)
Surrenders (note 6)	(63,351)	(75,015)	(49,426)	(172,029)	(213,739)	(281,471)	(24,474)	(22,004)
Death Benefits (note 4)	-	-	-	(20,315)	-	-	(3,973)	-
Net policy repayments (loans) (note 5)	(36,398)	24,626	(32,685)	16,400	(32,690)	(10,269)	(10,981)	(8,658)
Deductions for surrender charges (note 2d)	(5,772)	(6,310)	(4,963)	(13,677)	(9,586)	(28,024)	(1,880)	(2,008)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,336)	(44,815)	(103,018)	(96,531)	(150,800)	(139,089)	(74,083)	(70,822)
Asset charges (note 3)	(3,044)	(3,243)	(8,824)	(7,942)	(13,638)	(12,229)	(5,690)	(4,977)
Adjustments to maintain reserves	10	(13)	5	61	(258)	(38)	2	74

Net equity transactions	(94,098)	(139,308)	83,244	(288,374)	33,223	(364,308)	(63,537)	(6,106)

Net change in contract owners’ equity	(54,295)	(162,130)	126,385	266,510	344,526	534,068	79,928	355,299
Contract owners’ equity beginning of period	807,403	969,533	2,420,051	2,153,541	3,741,204	3,207,136	1,449,302	1,094,003

Contract owners’ equity end of period	$753,108	807,403	2,546,436	2,420,051	4,085,730	3,741,204	1,529,230	1,449,302

CHANGES IN UNITS:
Beginning units	64,227	75,139	141,688	162,196	243,065	270,064	107,177	107,574
Units purchased	6,047	7,556	17,913	16,737	27,277	21,273	7,737	9,929
Units redeemed	(13,207)	(18,468)	(13,201)	(37,245)	(24,708)	(48,272)	(12,319)	(10,326)

Ending units	57,067	64,227	146,400	141,688	245,634	243,065	102,595	107,177

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$90,873	-	22,980	-	8,514	-	20,409	2,916
Realized gain (loss) on investments	(2,609)	-	25,966	-	2,327	-	53,027	20,679
Change in unrealized gain (loss) on investments	(105,397)	-	(102,379)	-	(20,435)	-	(67,179)	66,652
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,133)	-	(53,433)	-	(9,594)	-	6,257	90,247

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	97,599	-	174,574	-	40,320	-	299	(420)
Transfers between funds	2,509,659	-	2,753,084	-	511,661	-	(269)	(43,105)
Surrenders (note 6)	(244,635)	-	(279,170)	-	(71,117)	-	(121,081)	(3,592)
Death Benefits (note 4)	(6,481)	-	(10,708)	-	(15,592)	-	-	-
Net policy repayments (loans) (note 5)	5,413	-	(19,961)	-	4,152	-	(1,718)	(9,731)
Deductions for surrender charges (note 2d)	(19,541)	-	(6,894)	-	(1,103)	-	(2,760)	(755)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,990)	-	(77,635)	-	(19,560)	-	(17,552)	(18,735)
Asset charges (note 3)	(5,660)	-	(6,680)	-	(1,425)	-	(1,917)	(1,881)
Adjustments to maintain reserves	(6)	-	(9)	-	(17)	-	(32)	2

Net equity transactions	2,275,358	-	2,526,601	-	447,319	-	(145,030)	(78,217)

Net change in contract owners’ equity	2,258,225	-	2,473,168	-	437,725	-	(138,773)	12,030
Contract owners’ equity beginning of period	-	-	-	-	-	-	589,016	576,986

Contract owners’ equity end of period	$2,258,225	-	2,473,168	-	437,725	-	450,243	589,016

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	59,962	69,053
Units purchased	141,157	-	289,181	-	55,102	-	58,882	-
Units redeemed	(17,294)	-	(35,376)	-	(10,301)	-	(72,677)	(9,091)

Ending units	123,863	-	253,805	-	44,801	-	46,167	59,962

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,704	12,627	29,156	19,672	77,583	41,506	37,050	24,133
Realized gain (loss) on investments	53,288	59,552	130,017	127,363	255,545	74,522	35,626	54,685
Change in unrealized gain (loss) on investments	(183,527)	247,425	166,984	713,617	(323,298)	615,964	(45,387)	85,868
Reinvested capital gains	202,306	45,537	-	-	175,494	76,377	36,636	30,497

Net increase (decrease) in contract owners’ equity resulting from operations	83,771	365,141	326,157	860,652	185,324	808,369	63,925	195,183

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,886	32,818	236,255	250,873	885,165	585,831	185,890	122,892
Transfers between funds	(44,442)	212,644	(34,999)	15,215	(505,876)	(149,330)	(18,752)	(170,229)
Surrenders (note 6)	(11,516)	(7,245)	(104,827)	(34,359)	(224,388)	(75,643)	(40,591)	-
Death Benefits (note 4)	-	-	(2,510)	(13,349)	-	-	-	(51,541)
Net policy repayments (loans) (note 5)	(3,933)	(80,709)	(4,487)	(41,141)	(132,340)	13,859	(2,808)	7,870
Deductions for surrender charges (note 2d)	(3,409)	(2,651)	(6,971)	(9,475)	(17,142)	(14,344)	(1,292)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,440)	(15,798)	(114,960)	(117,078)	(144,602)	(139,423)	(83,477)	(83,835)
Asset charges (note 3)	(2,664)	(2,213)	(12,691)	(11,389)	(15,634)	(13,741)	(6,427)	(5,839)
Adjustments to maintain reserves	3	(4)	17	12	2	(4)	11	(10)

Net equity transactions	(59,515)	136,842	(45,173)	39,309	(154,815)	207,205	32,554	(180,692)

Net change in contract owners’ equity	24,256	501,983	280,984	899,961	30,509	1,015,574	96,479	14,491
Contract owners’ equity beginning of period	1,287,032	785,049	3,156,900	2,256,939	3,580,458	2,564,884	1,496,401	1,481,910

Contract owners’ equity end of period	$1,311,288	1,287,032	3,437,884	3,156,900	3,610,967	3,580,458	1,592,880	1,496,401

CHANGES IN UNITS:
Beginning units	94,482	82,884	211,084	209,086	265,490	246,572	112,078	127,328
Units purchased	2,531	22,661	18,238	25,077	38,427	50,303	19,050	18,064
Units redeemed	(6,710)	(11,063)	(21,311)	(23,079)	(47,635)	(31,385)	(16,921)	(33,314)

Ending units	90,303	94,482	208,011	211,084	256,282	265,490	114,207	112,078

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$113,767	55,324	13,238	28,880	205,713	133,742	453,326	291,701
Realized gain (loss) on investments	208,252	73,852	47,612	8,081	255,328	135,845	1,432,958	635,876
Change in unrealized gain (loss) on investments	(262,380)	421,751	(45,932)	17,241	(287,955)	785,824	(2,552,137)	2,221,732
Reinvested capital gains	145,611	92,492	17,178	24,054	194,062	188,458	1,480,968	810,645

Net increase (decrease) in contract owners’ equity resulting from operations	205,250	643,419	32,096	78,256	367,148	1,243,869	815,115	3,959,954

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	642,172	504,257	52,095	65,217	677,076	698,779	1,656,183	1,891,713
Transfers between funds	701,468	(108,626)	(1,009,917)	(72,901)	(781,102)	1,365,342	(645,504)	15,731
Surrenders (note 6)	(754,376)	(144,139)	(11,199)	(120,740)	(110,041)	(235,005)	(2,718,525)	(902,593)
Death Benefits (note 4)	-	-	(8,819)	-	(3,435)	-	(12,197)	(18,878)
Net policy repayments (loans) (note 5)	11,110	1,906	10,063	554	62,566	(27,650)	(298,002)	(97,257)
Deductions for surrender charges (note 2d)	(15,434)	(24,103)	(835)	(5,754)	(12,231)	(13,896)	(87,178)	(115,256)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185,028)	(189,140)	(50,065)	(61,063)	(372,921)	(368,016)	(767,065)	(846,713)
Asset charges (note 3)	(17,790)	(15,402)	(2,694)	(3,946)	(32,809)	(29,017)	(78,384)	(76,246)
Adjustments to maintain reserves	(7)	(3)	6	(2)	(231)	(7)	(8)	(18)

Net equity transactions	382,115	24,750	(1,021,365)	(198,635)	(573,128)	1,390,530	(2,950,680)	(149,517)

Net change in contract owners’ equity	587,365	668,169	(989,269)	(120,379)	(205,980)	2,634,399	(2,135,565)	3,810,437
Contract owners’ equity beginning of period	3,631,756	2,963,587	1,573,226	1,693,605	8,576,473	5,942,074	20,050,606	16,240,169

Contract owners’ equity end of period	$4,219,121	3,631,756	583,957	1,573,226	8,370,493	8,576,473	17,915,041	20,050,606

CHANGES IN UNITS:
Beginning units	268,094	265,680	124,010	140,212	637,840	521,364	1,485,855	1,496,588
Units purchased	102,152	38,813	5,150	5,040	59,376	179,550	129,066	169,020
Units redeemed	(72,783)	(36,399)	(84,652)	(21,242)	(102,398)	(63,074)	(346,412)	(179,753)

Ending units	297,463	268,094	44,508	124,010	594,818	637,840	1,268,509	1,485,855

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC1		NVCBD1		NVLCP1		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$16,767	12,550	21,024	19,311	3,073	2,830	31,344	31,783
Realized gain (loss) on investments	22,260	6,588	6,574	12,800	(874)	260	157,159	90,335
Change in unrealized gain (loss) on investments	(27,879)	35,526	9,382	(58,521)	3,999	(8,755)	118,230	508,925
Reinvested capital gains	18,017	14,378	-	8,100	-	2,987	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,165	69,042	36,980	(18,310)	6,198	(2,678)	306,733	631,043

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	27,534	36,700	41,099	48,321	10,445	8,407	206,412	198,429
Transfers between funds	5,886	99,034	22,172	(7,546)	(10,828)	(4,958)	(36,862)	(45,501)
Surrenders (note 6)	(20,861)	-	(46,516)	(125,767)	-	(71)	(158,819)	(43,948)
Death Benefits (note 4)	-	-	(220)	(38,609)	(3,049)	-	(2,468)	(13,313)
Net policy repayments (loans) (note 5)	(35,688)	306	5,549	650	(15,004)	(339)	(7,512)	(43,923)
Deductions for surrender charges (note 2d)	(1,817)	-	(2,872)	(1,116)	(134)	(352)	(9,968)	(11,216)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,092)	(37,584)	(33,780)	(39,643)	(4,786)	(4,656)	(123,077)	(128,358)
Asset charges (note 3)	(2,995)	(2,725)	(3,170)	(3,490)	(520)	(596)	(10,760)	(9,868)
Adjustments to maintain reserves	2	(6)	5	2	(4)	2	(254)	14

Net equity transactions	(66,031)	95,725	(17,733)	(167,198)	(23,880)	(2,563)	(143,308)	(97,684)

Net change in contract owners’ equity	(36,866)	164,767	19,247	(185,508)	(17,682)	(5,241)	163,425	533,359
Contract owners’ equity beginning of period	717,575	552,808	739,782	925,290	140,059	145,300	2,601,987	2,068,628

Contract owners’ equity end of period	$680,709	717,575	759,029	739,782	122,377	140,059	2,765,412	2,601,987

CHANGES IN UNITS:
Beginning units	54,489	46,734	56,693	69,554	9,931	10,120	154,851	161,398
Units purchased	2,591	12,531	6,215	4,525	3,269	685	13,555	14,315
Units redeemed	(7,461)	(4,776)	(7,539)	(17,386)	(4,943)	(874)	(21,656)	(20,862)

Ending units	49,619	54,489	55,369	56,693	8,257	9,931	146,750	154,851

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF		GVIX2		GVIDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,242	58,653	394	2,112	10,641	-	143,577	132,855
Realized gain (loss) on investments	(49,451)	(94,222)	46,643	7,981	1,097	-	731,335	221,054
Change in unrealized gain (loss) on investments	120,506	(155,974)	(35,752)	55,621	(48,071)	-	(425,259)	1,539,830
Reinvested capital gains	-	36,984	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,297	(154,559)	11,285	65,714	(36,333)	-	449,653	1,893,739

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	252,673	423,245	17,807	15,933	17,629	-	1,008,066	872,890
Transfers between funds	(113,207)	(940,577)	(248,666)	230,238	579,200	-	(962,579)	(61,323)
Surrenders (note 6)	(122,587)	(178,197)	-	-	(17,818)	-	(264,715)	(198,905)
Death Benefits (note 4)	(1,721)	(78,132)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,171)	17,020	157	(571)	9,367	-	(48,582)	(43,339)
Deductions for surrender charges (note 2d)	(8,044)	(30,014)	-	-	(740)	-	(28,689)	(48,879)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(127,014)	(177,188)	(11,101)	(30,307)	(9,919)	-	(381,392)	(402,091)
Asset charges (note 3)	(11,978)	(14,699)	(615)	(785)	(1,078)	-	(36,814)	(33,992)
Adjustments to maintain reserves	29	(40)	1	10	2	-	55	(7)

Net equity transactions	(138,020)	(978,582)	(242,417)	214,518	576,643	-	(714,650)	84,354

Net change in contract owners’ equity	(9,723)	(1,133,141)	(231,132)	280,232	540,310	-	(264,997)	1,978,093
Contract owners’ equity beginning of period	2,960,695	4,093,836	346,216	65,984	-	-	8,944,227	6,966,134

Contract owners’ equity end of period	$2,950,972	2,960,695	115,084	346,216	540,310	-	8,679,230	8,944,227

CHANGES IN UNITS:
Beginning units	211,364	280,407	25,511	6,308	-	-	502,645	498,146
Units purchased	22,003	33,504	1,419	21,831	59,288	-	58,564	55,222
Units redeemed	(31,902)	(102,547)	(19,313)	(2,628)	(1,397)	-	(96,618)	(50,723)

Ending units	201,465	211,364	7,617	25,511	57,891	-	464,591	502,645

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,677	10,629	7,865	8,158	19,381	27,231	459,778	404,443
Realized gain (loss) on investments	7,296	126,792	18,035	50,931	41,578	23,289	398,742	81,307
Change in unrealized gain (loss) on investments	7,767	(16,794)	(9,722)	46,987	(50,040)	(8,132)	470,879	3,203,521
Reinvested capital gains	2,676	5,726	6,346	10,045	34,032	24,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,416	126,353	22,524	116,121	44,951	66,494	1,329,399	3,689,271

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,193	75,472	19,551	48,186	53,691	63,030	1,151,902	1,184,479
Transfers between funds	95,675	(1,621,671)	6,942	52,342	(103,202)	388,447	1,380,169	(1,610,568)
Surrenders (note 6)	-	(27,055)	(22,367)	(216,036)	(424,390)	(51,174)	(686,095)	(490,592)
Death Benefits (note 4)	-	-	-	-	-	-	(54,889)	-
Net policy repayments (loans) (note 5)	(1,726)	12,951	(30,623)	(491)	9,085	11,944	(103,964)	(213,929)
Deductions for surrender charges (note 2d)	(14)	(4,666)	(722)	(18,831)	(16,655)	(6,009)	(42,068)	(54,970)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,568)	(45,911)	(25,593)	(35,624)	(65,994)	(70,192)	(926,731)	(979,463)
Asset charges (note 3)	(2,621)	(2,772)	(2,423)	(2,825)	(4,830)	(5,353)	(80,616)	(75,685)
Adjustments to maintain reserves	7	(6)	-	(1)	1	(6)	9	(9)

Net equity transactions	129,946	(1,613,658)	(55,235)	(173,280)	(552,294)	330,687	637,717	(2,240,737)

Net change in contract owners’ equity	161,362	(1,487,305)	(32,711)	(57,159)	(507,343)	397,181	1,967,116	1,448,534
Contract owners’ equity beginning of period	662,801	2,150,106	494,273	551,432	1,558,232	1,161,051	25,257,378	23,808,844

Contract owners’ equity end of period	$824,163	662,801	461,562	494,273	1,050,889	1,558,232	27,224,494	25,257,378

CHANGES IN UNITS:
Beginning units	41,426	152,424	27,206	36,269	109,123	85,237	1,536,403	1,689,096
Units purchased	10,390	5,115	2,414	8,418	4,372	32,160	152,025	79,950
Units redeemed	(2,563)	(116,113)	(5,473)	(17,481)	(42,657)	(8,274)	(113,942)	(232,643)

Ending units	49,253	41,426	24,147	27,206	70,838	109,123	1,574,486	1,536,403

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		SAM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$772,136	727,297	28,992	26,200	33,677	30,683	1	-
Realized gain (loss) on investments	2,167,306	18,512	40,505	27,222	265,372	125,679	-	-
Change in unrealized gain (loss) on investments	(699,211)	7,748,502	(25,796)	79,702	(178,048)	514,439	-	-
Reinvested capital gains	-	-	31,148	18,797	163,304	68,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,240,231	8,494,311	74,849	151,921	284,305	739,040	1	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,725,125	4,574,693	109,754	135,111	207,112	192,836	780,709	1,219,630
Transfers between funds	1,153,152	358,010	34,524	(47,021)	(28,155)	174,297	337,642	(749,332)
Surrenders (note 6)	(5,095,147)	(1,833,490)	(50,060)	(10,415)	(61,454)	(211,284)	(1,368,016)	(1,609,202)
Death Benefits (note 4)	(205,854)	-	(875)	-	(1,197)	(3,392)	(240,442)	(81,703)
Net policy repayments (loans) (note 5)	(502,149)	(127,321)	(3,229)	(19,711)	(18,251)	(17,941)	(69,626)	172,878
Deductions for surrender charges (note 2d)	(137,383)	(198,730)	(9,485)	(1,352)	(4,284)	(16,798)	(35,396)	(133,297)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,772,561)	(1,887,998)	(113,020)	(115,820)	(105,081)	(101,745)	(754,070)	(848,586)
Asset charges (note 3)	(176,422)	(165,957)	(6,589)	(6,326)	(10,965)	(9,669)	(55,909)	(62,125)
Adjustments to maintain reserves	65	134	2	-	(253)	(7)	-	(1,410)

Net equity transactions	(3,011,174)	719,341	(38,978)	(65,534)	(22,528)	6,297	(1,405,108)	(2,093,147)

Net change in contract owners’ equity	(770,943)	9,213,652	35,871	86,387	261,777	745,337	(1,405,107)	(2,093,147)
Contract owners’ equity beginning of period	46,309,888	37,096,236	1,580,689	1,494,302	3,026,190	2,280,853	7,780,666	9,873,813

Contract owners’ equity end of period	$45,538,945	46,309,888	1,616,560	1,580,689	3,287,967	3,026,190	6,375,559	7,780,666

CHANGES IN UNITS:
Beginning units	2,666,396	2,613,849	101,772	106,307	133,282	133,653	677,636	859,933
Units purchased	282,866	328,399	9,393	9,175	9,226	19,137	99,277	141,134
Units redeemed	(451,090)	(275,852)	(11,793)	(13,710)	(10,164)	(19,508)	(221,651)	(323,431)

Ending units	2,498,172	2,666,396	99,372	101,772	132,344	133,282	555,262	677,636

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	26,755	-	23,773	-	21,227	32,048
Realized gain (loss) on investments	-	-	(7,844)	-	2,455	-	106,033	345,055
Change in unrealized gain (loss) on investments	-	-	(201,228)	-	(146,950)	-	(6,956)	590,397
Reinvested capital gains	-	-	131,516	-	-	-	294,109	293,923

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(50,801)	-	(120,722)	-	414,413	1,261,423

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,787,703	1,405,682	142,589	-	54,487	-	283,984	274,448
Transfers between funds	(1,638,594)	(1,815,833)	2,404,831	-	1,458,648	-	(29,972)	(380,971)
Surrenders (note 6)	(111,561)	(5,641)	(54,982)	-	(47,540)	-	(101,889)	(578,982)
Death Benefits (note 4)	-	(10,683)	(2,384)	-	(7,248)	-	(1,218)	(34,085)
Net policy repayments (loans) (note 5)	30,713	47	(1,475)	-	(8,826)	-	(9,815)	(156,096)
Deductions for surrender charges (note 2d)	(863)	-	(3,743)	-	(3,219)	-	(8,199)	(55,164)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89,831)	(66,591)	(77,271)	-	(38,374)	-	(159,914)	(171,860)
Asset charges (note 3)	(4,024)	(4,010)	(6,656)	-	(3,650)	-	(14,094)	(13,992)
Adjustments to maintain reserves	(3)	9	107	-	2,140	-	(4)	(1)

Net equity transactions	(26,460)	(497,020)	2,401,016	-	1,406,418	-	(41,121)	(1,116,703)

Net change in contract owners’ equity	(26,460)	(497,020)	2,350,215	-	1,285,696	-	373,292	144,720
Contract owners’ equity beginning of period	420,500	917,520	-	-	-	-	4,046,905	3,902,185

Contract owners’ equity end of period	$394,040	420,500	2,350,215	-	1,285,696	-	4,420,197	4,046,905

CHANGES IN UNITS:
Beginning units	42,050	91,752	-	-	-	-	278,656	362,034
Units purchased	236,633	148,287	258,544	-	153,441	-	25,678	20,819
Units redeemed	(239,279)	(197,989)	(18,617)	-	(12,278)	-	(28,735)	(104,197)

Ending units	39,404	42,050	239,927	-	141,163	-	275,599	278,656

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$24,406	27,398	-	-	1,182	588	38,470	25,656
Realized gain (loss) on investments	274,296	143,788	196,795	224,038	4,302	150	117,783	115,963
Change in unrealized gain (loss) on investments	(274,189)	323,520	(457,958)	512,904	(13,330)	2,264	(364,726)	399,509
Reinvested capital gains	192,992	97,228	384,349	204,839	17,033	232	629,184	99,250

Net increase (decrease) in contract owners’ equity resulting from operations	217,505	591,934	123,186	941,781	9,187	3,234	420,711	640,378

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	126,211	95,242	196,809	204,266	8,365	1,143	172,694	168,825
Transfers between funds	(61,336)	78,154	6,844	(91,462)	2,298	57,352	179,740	(32,977)
Surrenders (note 6)	(319,957)	(168,441)	(203,218)	(207,290)	-	-	(109,846)	(57,759)
Death Benefits (note 4)	-	-	(22,630)	(7,368)	-	-	(2,174)	(12,961)
Net policy repayments (loans) (note 5)	(29,765)	(33,603)	(3,028)	(53,562)	22	23	(24,633)	(65,316)
Deductions for surrender charges (note 2d)	(7,709)	(13,292)	(13,897)	(27,532)	-	-	(7,370)	(9,567)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,666)	(79,773)	(138,037)	(147,901)	(1,969)	(917)	(103,838)	(100,896)
Asset charges (note 3)	(7,738)	(7,219)	(12,220)	(11,652)	(183)	(59)	(9,936)	(8,565)
Adjustments to maintain reserves	1	(9)	2	3	(4)	-	9	14

Net equity transactions	(377,959)	(128,941)	(189,375)	(342,498)	8,529	57,542	94,646	(119,202)

Net change in contract owners’ equity	(160,454)	462,993	(66,189)	599,283	17,716	60,776	515,357	521,176
Contract owners’ equity beginning of period	2,176,079	1,713,086	3,231,633	2,632,350	61,424	648	2,374,878	1,853,702

Contract owners’ equity end of period	$2,015,625	2,176,079	3,165,444	3,231,633	79,140	61,424	2,890,235	2,374,878

CHANGES IN UNITS:
Beginning units	157,943	168,401	208,774	236,286	4,259	61	146,022	154,640
Units purchased	10,379	16,546	19,911	17,309	4,914	4,272	24,444	12,916
Units redeemed	(35,948)	(27,004)	(32,119)	(44,821)	(4,489)	(74)	(18,603)	(21,534)

Ending units	132,374	157,943	196,566	208,774	4,684	4,259	151,863	146,022

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	6,581	9,743	3,736	2,888	76,831	82,783
Realized gain (loss) on investments	76,864	85,721	279,399	46,892	126,932	160,806	34,788	88,723
Change in unrealized gain (loss) on investments	(255,164)	325,071	(331,075)	316,250	(452,148)	565,587	(19,682)	(201,425)
Reinvested capital gains	212,527	70,541	119,867	-	338,641	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,227	481,333	74,772	372,885	17,161	729,281	91,937	(29,919)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	60,218	69,134	79,710	71,083	174,615	143,861	167,818	165,014
Transfers between funds	(620)	(22,410)	(161,165)	157,140	(19,438)	(71,955)	77,581	(47,343)
Surrenders (note 6)	(37,394)	(73,409)	(121,243)	(54,632)	(97,572)	(159,175)	(111,378)	(160,785)
Death Benefits (note 4)	-	-	-	-	-	(2,774)	-	(17,327)
Net policy repayments (loans) (note 5)	4,183	(7,968)	(4,912)	(4,587)	(52,465)	(48,033)	(30,975)	16,060
Deductions for surrender charges (note 2d)	(3,407)	(5,913)	(4,031)	(5,208)	(6,147)	(16,135)	(4,526)	(9,038)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,491)	(55,618)	(46,683)	(47,855)	(95,856)	(100,935)	(105,108)	(123,161)
Asset charges (note 3)	(5,220)	(4,819)	(4,979)	(4,496)	(9,519)	(9,208)	(9,295)	(10,309)
Adjustments to maintain reserves	(2)	(7)	6	3	6	(104)	7	(10)

Net equity transactions	(37,733)	(101,010)	(263,297)	111,448	(106,376)	(264,458)	(15,876)	(186,899)

Net change in contract owners’ equity	(3,506)	380,323	(188,525)	484,333	(89,215)	464,823	76,061	(216,818)
Contract owners’ equity beginning of period	1,532,743	1,152,420	1,389,802	905,469	2,312,192	1,847,369	2,374,827	2,591,645

Contract owners’ equity end of period	$1,529,237	1,532,743	1,201,277	1,389,802	2,222,977	2,312,192	2,450,888	2,374,827

CHANGES IN UNITS:
Beginning units	86,497	93,837	67,737	61,960	109,490	123,263	158,838	171,391
Units purchased	5,518	7,819	4,293	12,304	10,731	9,187	16,022	15,399
Units redeemed	(8,076)	(15,159)	(17,323)	(6,527)	(15,807)	(22,960)	(17,063)	(27,952)

Ending units	83,939	86,497	54,707	67,737	104,414	109,490	157,797	158,838

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$857	464	6,833	9,134	109,102	103,613	5,246	2,401
Realized gain (loss) on investments	(2)	(49)	2,908	3,609	560,849	408,141	8,310	1,683
Change in unrealized gain (loss) on investments	(423)	(479)	(6,475)	(13,093)	(960,985)	3,612,825	(2,646)	17,809
Reinvested capital gains	-	29	-	697	1,557,918	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	432	(35)	3,266	347	1,266,884	4,124,579	10,910	21,893

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,054	16,825	16,014	20,605	842,290	966,095	154,457	44,469
Transfers between funds	2,014	19,832	(132,541)	(45,535)	138,960	(597,500)	32,440	62,850
Surrenders (note 6)	-	-	(36,653)	(67,705)	(691,369)	(505,667)	(470)	-
Death Benefits (note 4)	-	-	-	-	(82,173)	(13,411)	-	-
Net policy repayments (loans) (note 5)	-	-	49,351	21,409	(200,889)	(207,378)	25	(23)
Deductions for surrender charges (note 2d)	-	(293)	(2,044)	(6,810)	(42,445)	(60,824)	(225)	(204)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,972)	(2,394)	(24,457)	(62,536)	(657,278)	(643,751)	(36,229)	(14,678)
Asset charges (note 3)	(287)	(188)	(2,432)	(3,285)	(54,904)	(49,944)	(1,652)	(709)
Adjustments to maintain reserves	(3)	7	(7)	5	(7)	(29)	(2)	(7)

Net equity transactions	38,806	33,789	(132,769)	(143,852)	(747,815)	(1,112,409)	148,344	91,698

Net change in contract owners’ equity	39,238	33,754	(129,503)	(143,505)	519,069	3,012,170	159,254	113,591
Contract owners’ equity beginning of period	45,987	12,233	853,150	996,655	14,871,960	11,859,790	142,296	28,705

Contract owners’ equity end of period	$85,225	45,987	723,647	853,150	15,391,029	14,871,960	301,550	142,296

CHANGES IN UNITS:
Beginning units	4,500	1,201	74,505	87,129	659,843	719,327	10,658	2,739
Units purchased	4,275	3,991	10,409	6,595	51,869	54,121	13,660	9,283
Units redeemed	(499)	(692)	(22,029)	(19,219)	(84,070)	(113,605)	(2,835)	(1,364)

Ending units	8,276	4,500	62,885	74,505	627,642	659,843	21,483	10,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,410	1,425	3,005	1,363	1,608	710	22,464	14,390
Realized gain (loss) on investments	1,095	2,319	5,280	361	19	14	5,886	6,710
Change in unrealized gain (loss) on investments	1,190	2,929	(4,105)	6,129	(1,170)	299	21,361	58,225
Reinvested capital gains	634	531	2,157	857	1,992	508	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,329	7,204	6,337	8,710	2,449	1,531	49,711	79,325

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	127,597	66,454	96,289	37,208	34,134	33,796	418,436	503,301
Transfers between funds	7,350	11,911	(2,125)	20,457	15,013	1,363	53,090	38,773
Surrenders (note 6)	(1)	-	(282)	-	-	-	(192)	(625)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	27	2	9,020	(405)	-	-	96	(20,000)
Deductions for surrender charges (note 2d)	(261)	-	-	-	-	-	-	(920)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,834)	(15,280)	(19,958)	(12,014)	(7,645)	(6,361)	(86,991)	(59,445)
Asset charges (note 3)	(1,218)	(363)	(1,089)	(439)	(329)	(185)	(6,780)	(3,998)
Adjustments to maintain reserves	3	7	(1)	(4)	(1)	7	(6)	3

Net equity transactions	101,663	62,731	81,854	44,803	41,172	28,620	377,653	457,089

Net change in contract owners’ equity	107,992	69,935	88,191	53,513	43,621	30,151	427,364	536,414
Contract owners’ equity beginning of period	84,597	14,662	76,421	22,908	55,190	25,039	830,082	293,668

Contract owners’ equity end of period	$192,589	84,597	164,612	76,421	98,811	55,190	1,257,446	830,082

CHANGES IN UNITS:
Beginning units	7,215	1,421	6,143	2,204	5,143	2,449	68,660	28,367
Units purchased	11,287	11,004	8,263	5,058	4,429	3,318	37,974	48,507
Units redeemed	(2,813)	(5,210)	(1,847)	(1,119)	(725)	(624)	(7,865)	(8,214)

Ending units	15,689	7,215	12,559	6,143	8,847	5,143	98,769	68,660

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDMAP		NVDMCP		NVTIV3		EIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,318	6,834	3,515	2,522	86,356	41,417	60,945	-
Realized gain (loss) on investments	18,457	6,939	462	231	37,102	22,373	187,166	164,115
Change in unrealized gain (loss) on investments	(4,118)	33,335	281	1,768	(410,687)	318,263	56,909	720,481
Reinvested capital gains	-	-	3,221	1,579	91,602	20,335	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,657	47,108	7,479	6,100	(195,627)	402,388	305,020	884,596

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	200,411	262,021	42,178	127,567	213,901	227,739	196,829	220,522
Transfers between funds	127,132	13,646	16,474	4,972	(57,363)	12,434	(15,082)	103,329
Surrenders (note 6)	(37,299)	(2,275)	-	-	(111,330)	(44,300)	(124,546)	(128,790)
Death Benefits (note 4)	-	-	-	-	(2,403)	(13,375)	(1,182)	(2,510)
Net policy repayments (loans) (note 5)	279	(18,410)	-	-	4,476	(37,624)	(28,433)	(42,953)
Deductions for surrender charges (note 2d)	(2,456)	(2,571)	-	(298)	(8,798)	(13,369)	(7,407)	(16,724)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,975)	(32,143)	(17,733)	(11,784)	(108,930)	(119,241)	(139,420)	(141,487)
Asset charges (note 3)	(3,501)	(1,638)	(983)	(674)	(9,369)	(9,030)	(12,983)	(11,851)
Adjustments to maintain reserves	(6)	2	(7)	4	(101)	(4)	9	(14)

Net equity transactions	223,585	218,632	39,929	119,787	(79,917)	3,230	(132,215)	(20,478)

Net change in contract owners’ equity	249,242	265,740	47,408	125,887	(275,544)	405,618	172,805	864,118
Contract owners’ equity beginning of period	384,359	118,619	132,653	6,766	2,421,192	2,015,574	3,402,005	2,537,887

Contract owners’ equity end of period	$633,601	384,359	180,061	132,653	2,145,648	2,421,192	3,574,810	3,402,005

CHANGES IN UNITS:
Beginning units	30,035	11,360	11,656	658	138,906	138,871	191,912	194,189
Units purchased	25,175	23,504	5,035	12,170	144,910	16,515	12,890	23,093
Units redeemed	(8,104)	(4,829)	(1,605)	(1,172)	(149,801)	(16,480)	(20,078)	(25,370)

Ending units	47,106	30,035	15,086	11,656	134,015	138,906	184,724	191,912

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$132,731	60,182	322	-	1,486	1,252	1,401	1,110
Realized gain (loss) on investments	26,026	278,706	35	-	1,075	52	3,959	90
Change in unrealized gain (loss) on investments	(170,268)	(475,821)	(707)	-	(2,316)	1,615	(3,540)	5,431
Reinvested capital gains	1,122,791	289,872	539	-	945	317	5,642	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,111,280	152,939	189	-	1,190	3,236	7,462	6,631

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	417,998	316,978	2,907	-	34,238	59,478	24,034	3,536
Transfers between funds	28,306	(157,252)	15,946	-	17,949	186	35,451	95,208
Surrenders (note 6)	(270,423)	(538,927)	-	-	-	-	(12,943)	1
Death Benefits (note 4)	(7,626)	(6,047)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(18,341)	(17,414)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(16,494)	(31,429)	-	-	-	-	(1,350)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(209,211)	(204,965)	(874)	-	(8,943)	(1,974)	(4,808)	(632)
Asset charges (note 3)	(17,817)	(16,634)	(58)	-	(592)	(138)	(523)	(58)
Adjustments to maintain reserves	(139)	(341)	3	-	4	1	(3)	-

Net equity transactions	(93,747)	(656,031)	17,924	-	42,656	57,553	39,858	98,055

Net change in contract owners’ equity	1,017,533	(503,092)	18,113	-	43,846	60,789	47,320	104,686
Contract owners’ equity beginning of period	3,871,897	4,374,989	-	-	60,789	-	104,686	-

Contract owners’ equity end of period	$4,889,430	3,871,897	18,113	-	104,635	60,789	152,006	104,686

CHANGES IN UNITS:
Beginning units	316,816	368,883	-	-	5,403	-	8,256	-
Units purchased	40,908	31,068	1,611	-	4,539	5,596	4,784	8,313
Units redeemed	(47,308)	(83,135)	(79)	-	(832)	(193)	(1,574)	(57)

Ending units	310,416	316,816	1,532	-	9,110	5,403	11,466	8,256

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVEX1		NOTB3		NOTG3		NOTMG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,073	6,354	444	4	1,423	-	805	39
Realized gain (loss) on investments	8,284	3,189	726	1	319	1	316	3
Change in unrealized gain (loss) on investments	72,157	23,954	(1,055)	133	(211)	1,933	(969)	882
Reinvested capital gains	-	-	315	-	-	-	825	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,514	33,497	430	138	1,531	1,934	977	924

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,237	20,031	15,165	3,102	57,092	58,722	19,097	35,101
Transfers between funds	484,033	418,672	24,428	3,304	27,893	2,750	22,218	218
Surrenders (note 6)	85	(1)	(251)	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,715)	(6,754)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(39,038)	(4,253)	(3,989)	(207)	(6,122)	(182)	(7,301)	(203)
Asset charges (note 3)	(2,689)	(384)	(192)	(7)	(698)	(37)	(451)	(31)
Adjustments to maintain reserves	-	1	4	-	(4)	4	(7)	5

Net equity transactions	593,913	427,312	35,165	6,192	78,161	61,257	33,556	35,090

Net change in contract owners’ equity	694,427	460,809	35,595	6,330	79,692	63,191	34,533	36,014
Contract owners’ equity beginning of period	460,809	-	6,330	-	63,191	-	36,014	-

Contract owners’ equity end of period	$1,155,236	460,809	41,925	6,330	142,883	63,191	70,547	36,014

CHANGES IN UNITS:
Beginning units	38,933	-	613	-	5,791	-	3,379	-
Units purchased	51,148	39,944	3,723	634	7,854	5,811	3,772	3,401
Units redeemed	(3,981)	(1,011)	(394)	(21)	(704)	(20)	(709)	(22)

Ending units	86,100	38,933	3,942	613	12,941	5,791	6,442	3,379

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVSVA		ACVIP2		ACVMV1		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,244	9,759	35,613	47,444	31,015	27,408	20,155	31,256
Realized gain (loss) on investments	57,660	198,396	(51,501)	4,472	159,566	370,543	225,090	191,833
Change in unrealized gain (loss) on investments	(106,302)	176,127	9,771	(419,873)	44,126	185,398	(270,613)	774,498
Reinvested capital gains	185,457	90,587	60,462	114,163	165,850	32,185	191,419	38,435

Net increase (decrease) in contract owners’ equity resulting from operations	148,059	474,869	54,345	(253,794)	400,557	615,534	166,051	1,036,022

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	63,721	77,237	99,514	193,257	227,828	207,163	201,638	241,081
Transfers between funds	147,365	166,657	1,191,725	(1,252,317)	102,879	(429,105)	(213,139)	262,495
Surrenders (note 6)	(30,951)	(154,739)	(194,364)	(147,367)	(179,093)	(190,582)	(118,467)	(185,140)
Death Benefits (note 4)	-	-	-	(1,018)	(23,350)	-	(1,148)	(4,281)
Net policy repayments (loans) (note 5)	(3,569)	(63,188)	(16,384)	(14,358)	(42,718)	(12,604)	(13,111)	(6,114)
Deductions for surrender charges (note 2d)	(5,902)	(8,714)	(10,877)	(13,182)	(10,470)	(18,972)	(4,122)	(12,591)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(37,336)	(36,821)	(106,220)	(114,408)	(95,145)	(94,062)	(132,113)	(131,919)
Asset charges (note 3)	(3,828)	(3,545)	(9,673)	(9,410)	(8,486)	(7,767)	(13,093)	(12,010)
Adjustments to maintain reserves	(3)	1	-	(1)	(150)	(198)	15	94

Net equity transactions	129,497	(23,112)	953,721	(1,358,804)	(28,705)	(546,127)	(293,540)	151,615

Net change in contract owners’ equity	277,556	451,757	1,008,066	(1,612,598)	371,852	69,407	(127,489)	1,187,637
Contract owners’ equity beginning of period	1,607,158	1,155,401	1,956,321	3,568,919	2,397,256	2,327,849	3,728,591	2,540,954

Contract owners’ equity end of period	$1,884,714	1,607,158	2,964,387	1,956,321	2,769,108	2,397,256	3,601,102	3,728,591

CHANGES IN UNITS:
Beginning units	94,251	93,545	138,298	230,905	102,237	129,174	166,456	159,620
Units purchased	11,978	24,393	88,726	13,835	13,519	10,749	10,580	28,903
Units redeemed	(5,011)	(23,687)	(24,157)	(106,442)	(14,319)	(37,686)	(24,104)	(22,067)

Ending units	101,218	94,251	202,867	138,298	101,437	102,237	152,932	166,456

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		FQB		FNRS2		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,742	34,530	61,790	49,354	24,493	34,225	125,528	94,954
Realized gain (loss) on investments	109,023	75,358	6,588	36,841	300,385	533,460	139,112	51,931
Change in unrealized gain (loss) on investments	(50,056)	224,937	(8,056)	(72,361)	(841,109)	454,563	34,393	509,261
Reinvested capital gains	49,683	4,162	-	-	50,099	30,199	62,467	261,745

Net increase (decrease) in contract owners’ equity resulting from operations	142,392	338,987	60,322	13,834	(466,132)	1,052,447	361,500	917,891

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	101,575	126,964	159,255	81,117	265,232	425,806	332,657	341,350
Transfers between funds	(141,375)	(73,925)	(44,750)	341,000	(1,260,771)	(563,154)	134,487	181,752
Surrenders (note 6)	(109,394)	(66,080)	664	(94,185)	(235,729)	(198,262)	(162,243)	(219,962)
Death Benefits (note 4)	-	-	(2,456)	-	-	(6,292)	-	(24,992)
Net policy repayments (loans) (note 5)	(30,201)	(19,447)	(9,993)	(22,863)	(5,229)	(79,285)	(31,114)	(14,126)
Deductions for surrender charges (note 2d)	(1,552)	(2,584)	(135)	(9,308)	(15,242)	(23,446)	(11,887)	(21,363)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57,683)	(65,669)	(62,525)	(57,812)	(162,374)	(224,963)	(196,204)	(196,968)
Asset charges (note 3)	(6,722)	(6,838)	(5,676)	(4,538)	(13,218)	(18,514)	(16,167)	(14,659)
Adjustments to maintain reserves	(5)	-	10	(30)	(28)	38	1	5

Net equity transactions	(245,357)	(107,579)	34,394	233,381	(1,427,359)	(688,072)	49,530	31,037

Net change in contract owners’ equity	(102,965)	231,408	94,716	247,215	(1,893,491)	364,375	411,030	948,928
Contract owners’ equity beginning of period	1,867,751	1,636,343	1,524,193	1,276,978	4,972,339	4,607,964	4,171,580	3,222,652

Contract owners’ equity end of period	$1,764,786	1,867,751	1,618,909	1,524,193	3,078,848	4,972,339	4,582,610	4,171,580

CHANGES IN UNITS:
Beginning units	98,348	104,346	99,887	84,552	219,194	252,178	246,209	243,481
Units purchased	5,577	8,920	14,421	28,879	15,737	27,655	27,145	38,305
Units redeemed	(17,955)	(14,918)	(12,091)	(13,544)	(79,347)	(60,639)	(24,411)	(35,577)

Ending units	85,970	98,348	102,217	99,887	155,584	219,194	248,943	246,209

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S		FF20S		FF30S		FGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$15,008	14,925	42,408	44,650	43,563	41,890	2,882	4,490
Realized gain (loss) on investments	16,067	8,836	174,659	76,184	117,062	87,435	198,770	85,310
Change in unrealized gain (loss) on investments	(4,464)	80,396	(132,523)	222,999	(81,754)	301,913	97,571	613,497
Reinvested capital gains	15,343	10,817	49,002	34,179	55,982	34,226	-	1,620

Net increase (decrease) in contract owners’ equity resulting from operations	41,954	114,974	133,546	378,012	134,853	465,464	299,223	704,917

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,464	42,549	250,686	247,335	380,095	329,241	263,107	223,272
Transfers between funds	(20,656)	(310)	23,859	(91,457)	(55,774)	60,911	199,582	34,809
Surrenders (note 6)	614	(387)	(3,157)	(83,309)	(59,038)	(75,574)	(104,797)	(151,767)
Death Benefits (note 4)	-	-	-	-	-	-	-	(1,058)
Net policy repayments (loans) (note 5)	(1,625)	8,443	(341,084)	(20,625)	(20,346)	7,672	(127,671)	(30,190)
Deductions for surrender charges (note 2d)	7,356	(8,122)	(5,444)	(4,998)	(3,678)	(5,345)	(11,586)	(15,351)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,597)	(50,093)	(99,250)	(104,501)	(135,463)	(138,784)	(156,759)	(141,376)
Asset charges (note 3)	(3,406)	(3,239)	(9,623)	(9,158)	(12,707)	(10,869)	(11,613)	(9,520)
Adjustments to maintain reserves	30	(7)	1	8	20	3	778	207

Net equity transactions	(28,820)	(11,166)	(184,012)	(66,705)	93,109	167,255	51,041	(90,974)

Net change in contract owners’ equity	13,134	103,808	(50,466)	311,307	227,962	632,719	350,264	613,943
Contract owners’ equity beginning of period	969,048	865,240	2,741,416	2,430,109	2,750,146	2,117,427	2,691,329	2,077,386

Contract owners’ equity end of period	$982,182	969,048	2,690,950	2,741,416	2,978,108	2,750,146	3,041,593	2,691,329

CHANGES IN UNITS:
Beginning units	56,774	57,481	155,439	159,771	149,692	140,028	140,810	148,037
Units purchased	1,638	2,670	16,750	16,096	24,993	27,183	22,858	22,679
Units redeemed	(3,267)	(3,377)	(26,411)	(20,428)	(20,100)	(17,519)	(20,545)	(29,906)

Ending units	55,145	56,774	145,778	155,439	154,585	149,692	143,123	140,810

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FMCS		FOSR		FVSS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$105,270	100,162	13,715	32,002	28,354	26,965	2,312	1,440
Realized gain (loss) on investments	(4,816)	22,164	258,590	207,337	81,585	86,848	16,525	10,816
Change in unrealized gain (loss) on investments	151,424	(262,826)	40,602	1,114,600	(309,268)	433,165	(3,585)	35,166
Reinvested capital gains	1,797	53,442	199,627	1,004,542	586	7,944	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	253,675	(87,058)	512,534	2,358,481	(198,743)	554,922	15,252	47,422

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	386,637	422,948	478,906	487,607	148,545	171,099	9,327	11,017
Transfers between funds	303,965	(269,501)	(334,079)	54,010	95,661	43,792	64,232	(276)
Surrenders (note 6)	(174,831)	(147,094)	(267,104)	(434,093)	(119,297)	(132,553)	(18,153)	(26,601)
Death Benefits (note 4)	(10,330)	(63,987)	(5,161)	(3,923)	(9,243)	(2,327)	-	(1,135)
Net policy repayments (loans) (note 5)	785	(877)	(57,512)	(121,556)	(38,113)	(14,004)	113	(236)
Deductions for surrender charges (note 2d)	(3,652)	(33,240)	(12,339)	(45,999)	(6,656)	(13,427)	(879)	(988)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(176,055)	(211,840)	(301,624)	(337,444)	(93,454)	(100,738)	(8,755)	(9,344)
Asset charges (note 3)	(17,067)	(17,766)	(27,834)	(26,242)	(9,139)	(8,678)	(879)	(858)
Adjustments to maintain reserves	18	(14)	20	11	161	55	(14)	5

Net equity transactions	309,470	(321,371)	(526,727)	(427,629)	(31,535)	(56,781)	44,992	(28,416)

Net change in contract owners’ equity	563,145	(408,429)	(14,193)	1,930,852	(230,278)	498,141	60,244	19,006
Contract owners’ equity beginning of period	4,331,098	4,739,527	8,623,552	6,692,700	2,358,996	1,860,855	190,546	171,540

Contract owners’ equity end of period	$4,894,243	4,331,098	8,609,359	8,623,552	2,128,718	2,358,996	250,790	190,546

CHANGES IN UNITS:
Beginning units	291,896	313,387	361,990	382,250	130,842	134,487	9,820	11,532
Units purchased	49,483	31,677	21,397	31,747	16,087	19,531	3,940	676
Units redeemed	(29,476)	(53,168)	(43,080)	(52,007)	(18,346)	(23,176)	(1,646)	(2,388)

Ending units	311,903	291,896	340,307	361,990	128,583	130,842	12,114	9,820

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$187,264	213,071	37,021	40,826	42,036	68,389	23,415	-
Realized gain (loss) on investments	273,913	83,588	143,353	33,146	240,143	492,268	2,143	-
Change in unrealized gain (loss) on investments	(235,700)	114,982	(27,982)	521,600	(602,420)	825,484	(108,606)	-
Reinvested capital gains	-	-	45,885	-	365,711	75,733	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	225,477	411,641	198,277	595,572	45,470	1,461,874	(83,048)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	154,740	162,372	149,388	138,619	234,040	264,325	73,416	-
Transfers between funds	158,152	1,275,045	(81,979)	79,266	(10,924)	(299,827)	1,533,785	-
Surrenders (note 6)	(1,349,388)	(147,356)	(180,090)	(64,053)	(182,856)	(249,144)	(23,977)	-
Death Benefits (note 4)	-	(2,745)	-	-	(8,419)	(27,066)	-	-
Net policy repayments (loans) (note 5)	(113,724)	(73,038)	(10,049)	(61,426)	15,879	(106,727)	(14,796)	-
Deductions for surrender charges (note 2d)	(64,724)	(15,081)	(5,031)	(4,253)	148	(30,843)	(2,143)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(130,102)	(133,539)	(95,303)	(101,181)	(165,661)	(194,491)	(52,016)	-
Asset charges (note 3)	(10,500)	(9,886)	(8,108)	(7,988)	(16,900)	(16,400)	(3,703)	-
Adjustments to maintain reserves	(10)	-	(11)	10	3	9	(2)	-

Net equity transactions	(1,355,556)	1,055,772	(231,183)	(21,006)	(134,690)	(660,164)	1,510,564	-

Net change in contract owners’ equity	(1,130,079)	1,467,413	(32,906)	574,566	(89,220)	801,710	1,427,516	-
Contract owners’ equity beginning of period	3,595,077	2,127,664	2,566,915	1,992,349	5,101,125	4,299,415	-	-

Contract owners’ equity end of period	$2,464,998	3,595,077	2,534,009	2,566,915	5,011,905	5,101,125	1,427,516	-

CHANGES IN UNITS:
Beginning units	218,727	147,495	132,192	133,436	228,169	262,511	-	-
Units purchased	18,353	96,352	7,729	13,593	12,569	15,550	161,007	-
Units redeemed	(93,725)	(25,120)	(20,205)	(14,837)	(18,522)	(49,892)	(9,615)	-

Ending units	143,355	218,727	119,716	132,192	222,216	228,169	151,392	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40,067	-	158,546	-	38,950	122,643	21,939	40,250
Realized gain (loss) on investments	(4,410)	-	(6,025)	-	21,649	52,477	(43,822)	(7,998)
Change in unrealized gain (loss) on investments	(311,685)	-	(125,782)	-	(22,658)	(119,003)	29,770	(21,423)
Reinvested capital gains	-	-	-	-	1,188	178,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(276,028)	-	26,739	-	39,129	234,974	7,887	10,829

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	89,390	-	91,207	-	73,410	68,072	77,495	85,755
Transfers between funds	2,234,994	-	3,117,433	-	6,946	75,428	25,938	664,943
Surrenders (note 6)	(27,775)	-	(85,443)	-	(14,654)	-	(60,710)	(21,847)
Death Benefits (note 4)	(6,028)	-	-	-	-	-	(5,035)	(76,381)
Net policy repayments (loans) (note 5)	(16,192)	-	(9,811)	-	(36,635)	(933)	(530,877)	14,362
Deductions for surrender charges (note 2d)	(2,296)	-	(1,363)	-	(1,868)	-	(3,127)	(2,146)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,264)	-	(73,774)	-	(29,340)	(28,268)	(64,025)	(68,817)
Asset charges (note 3)	(5,187)	-	(7,756)	-	(5,204)	(4,168)	(5,730)	(5,752)
Adjustments to maintain reserves	(7)	-	4	-	(7)	(1)	10	4

Net equity transactions	2,210,635	-	3,030,497	-	(7,352)	110,130	(566,061)	590,121

Net change in contract owners’ equity	1,934,607	-	3,057,236	-	31,777	345,104	(558,174)	600,950
Contract owners’ equity beginning of period	-	-	-	-	1,360,182	1,015,078	1,819,527	1,218,577

Contract owners’ equity end of period	$1,934,607	-	3,057,236	-	1,391,959	1,360,182	1,261,353	1,819,527

CHANGES IN UNITS:
Beginning units	-	-	-	-	101,247	93,519	150,567	101,460
Units purchased	233,499	-	319,709	-	5,747	10,788	9,922	64,007
Units redeemed	(12,019)	-	(16,584)	-	(6,251)	(3,060)	(56,744)	(14,900)

Ending units	221,480	-	303,125	-	100,743	101,247	103,745	150,567

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMFAS		AMSRS		OVGS		OVIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	3,773	6,646	42,229	-	1	-
Realized gain (loss) on investments	5,752	24,760	76,147	55,195	(17,495)	-	(228)	-
Change in unrealized gain (loss) on investments	(17,373)	51,192	23,485	235,891	(123,928)	-	(443)	-
Reinvested capital gains	19,471	-	-	-	172,282	-	1	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,850	75,952	103,405	297,732	73,088	-	(669)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,480	13,423	82,288	84,315	183,580	-	5,510	-
Transfers between funds	2,529	(21,004)	48,026	(81,842)	3,609,537	-	17,065	-
Surrenders (note 6)	-	(25,123)	(78,338)	(36,715)	(28,395)	-	-	-
Death Benefits (note 4)	-	-	(15,512)	-	(1,583)	-	-	-
Net policy repayments (loans) (note 5)	(3,977)	(736)	(7,432)	(4,672)	(50,717)	-	-	-
Deductions for surrender charges (note 2d)	-	(2,688)	(3,947)	(3,596)	(5,377)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,286)	(7,391)	(45,522)	(47,436)	(110,355)	-	(317)	-
Asset charges (note 3)	(780)	(803)	(3,919)	(3,776)	(10,308)	-	(21)	-
Adjustments to maintain reserves	(11)	4	(10)	33	10	-	1	-

Net equity transactions	955	(44,318)	(24,366)	(93,689)	3,586,392	-	22,238	-

Net change in contract owners’ equity	8,805	31,634	79,039	204,043	3,659,480	-	21,569	-
Contract owners’ equity beginning of period	218,370	186,736	1,023,430	819,387	-	-	-	-

Contract owners’ equity end of period	$227,175	218,370	1,102,469	1,023,430	3,659,480	-	21,569	-

CHANGES IN UNITS:
Beginning units	14,012	17,474	52,270	57,585	-	-	-	-
Units purchased	834	1,070	6,938	5,134	257,374	-	2,406	-
Units redeemed	(758)	(4,532)	(8,197)	(10,449)	(14,316)	-	(36)	-

Ending units	14,088	14,012	51,011	52,270	243,058	-	2,370	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGI		OVSC		OVSB		PMVAAA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,961	39,834	16,453	15,881	16,801	29,528	19,298	16,323
Realized gain (loss) on investments	182,291	177,724	146,280	228,771	(7,437)	793	(922)	(5,263)
Change in unrealized gain (loss) on investments	124,656	779,156	(207,149)	305,710	3,480	(32,760)	(21,398)	(10,191)
Reinvested capital gains	82,091	-	264,328	20,907	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	422,999	996,714	219,912	571,269	12,844	(2,439)	(3,022)	869

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	285,976	319,790	125,462	130,605	37,611	42,370	105,153	94,079
Transfers between funds	(10,317)	(108,438)	124,832	56,039	(220,912)	167,011	27,899	(125,988)
Surrenders (note 6)	(190,077)	(114,963)	(92,285)	(55,309)	(9,129)	(4,045)	-	-
Death Benefits (note 4)	(2,783)	(13,925)	(29,559)	(2,965)	-	-	-	-
Net policy repayments (loans) (note 5)	(442)	(40,275)	(16,183)	(7,902)	(1,148)	(3,175)	(122)	(545)
Deductions for surrender charges (note 2d)	(16,122)	(19,995)	(4,133)	(5,774)	(557)	(958)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(178,834)	(191,883)	(75,396)	(88,315)	(26,313)	(44,118)	(20,083)	(22,773)
Asset charges (note 3)	(15,743)	(14,549)	(6,932)	(6,490)	(1,653)	(1,876)	(1,650)	(1,457)
Adjustments to maintain reserves	3	8	(24)	(83)	3	-	7	(9)

Net equity transactions	(128,339)	(184,230)	25,782	19,806	(222,098)	155,209	111,204	(56,693)

Net change in contract owners’ equity	294,660	812,484	245,694	591,075	(209,254)	152,770	108,182	(55,824)
Contract owners’ equity beginning of period	4,044,997	3,232,513	1,944,123	1,353,048	580,300	427,530	283,750	339,574

Contract owners’ equity end of period	$4,339,657	4,044,997	2,189,817	1,944,123	371,046	580,300	391,932	283,750

CHANGES IN UNITS:
Beginning units	222,150	233,934	87,394	85,770	57,082	41,999	26,394	31,673
Units purchased	17,045	23,810	11,098	12,988	3,776	20,847	12,223	10,517
Units redeemed	(23,905)	(35,594)	(10,548)	(11,364)	(25,367)	(5,764)	(2,332)	(15,796)

Ending units	215,290	222,150	87,944	87,394	35,491	57,082	36,285	26,394

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71	-	38,404	45,850	31,875	42,739	25,529	36,722
Realized gain (loss) on investments	(1,847)	-	(56,942)	(1,369)	10,397	22,270	(25,310)	(8,115)
Change in unrealized gain (loss) on investments	(5,726)	-	144,299	(185,270)	(18,720)	(88,222)	50,071	(76,716)
Reinvested capital gains	-	-	2,425	28,987	-	-	-	11,536

Net increase (decrease) in contract owners’ equity resulting from operations	(7,502)	-	128,186	(111,802)	23,552	(23,213)	50,290	(36,573)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	589	-	224,627	344,094	204,526	181,836	117,264	131,153
Transfers between funds	46,575	-	(2,245,699)	2,130,001	167,867	(175,764)	(202,097)	(506,300)
Surrenders (note 6)	(10,686)	-	(116,450)	(66,463)	(92,368)	(72,024)	(129)	(45,827)
Death Benefits (note 4)	-	-	-	-	(826)	(13,396)	-	-
Net policy repayments (loans) (note 5)	-	-	(8,992)	(10,748)	(32,700)	(1,033)	(14,996)	(101,444)
Deductions for surrender charges (note 2d)	(830)	-	(10,167)	(18,962)	(5,687)	(9,800)	(27)	(825)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(377)	-	(92,606)	(129,143)	(125,588)	(112,494)	(58,410)	(79,779)
Asset charges (note 3)	(35)	-	(8,239)	(12,187)	(9,574)	(9,154)	(4,308)	(5,350)
Adjustments to maintain reserves	(4)	-	105	(110)	(62)	77	(78)	90

Net equity transactions	35,232	-	(2,257,421)	2,236,482	105,588	(211,752)	(162,781)	(608,282)

Net change in contract owners’ equity	27,730	-	(2,129,235)	2,124,680	129,140	(234,965)	(112,491)	(644,855)
Contract owners’ equity beginning of period	-	-	2,943,988	819,308	2,660,855	2,895,820	1,233,401	1,878,256

Contract owners’ equity end of period	$27,730	-	814,753	2,943,988	2,789,995	2,660,855	1,120,910	1,233,401

CHANGES IN UNITS:
Beginning units	-	-	229,016	59,609	214,043	232,635	113,551	169,537
Units purchased	5,103	-	18,054	190,406	33,309	19,917	19,733	14,860
Units redeemed	(1,371)	-	(183,943)	(20,999)	(24,810)	(38,509)	(34,316)	(70,846)

Ending units	3,732	-	63,127	229,016	222,542	214,043	98,968	113,551

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVGIB		PVTVB		ACEG		AVMCCI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$192	200	19	16	240	1,901	8	37
Realized gain (loss) on investments	-	(40)	122	648	39,580	4,589	388	128
Change in unrealized gain (loss) on investments	1,303	3,568	69	182	14,950	144,292	(2,547)	1,022
Reinvested capital gains	-	-	48	-	-	-	2,284	372

Net increase (decrease) in contract owners’ equity resulting from operations	1,495	3,728	258	846	54,770	150,782	133	1,559

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	230	230	30,661	39,069	26,813	115
Transfers between funds	-	-	100	31	90,475	(7,041)	(22,087)	34,834
Surrenders (note 6)	-	-	-	-	(4,980)	(77,062)	(23,316)	-
Death Benefits (note 4)	-	-	-	-	(1,534)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(69)	(2,300)	(13,161)	8,805	(8)	(8)
Deductions for surrender charges (note 2d)	-	-	-	-	(579)	(7,847)	(1,558)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(163)	(166)	(205)	(202)	(24,241)	(21,350)	(837)	(702)
Asset charges (note 3)	(59)	(52)	(16)	(13)	(2,178)	(1,731)	(55)	(23)
Adjustments to maintain reserves	1	6	(3)	4	7	(12)	(10)	1

Net equity transactions	(221)	(212)	37	(2,250)	74,470	(67,169)	(21,058)	34,217

Net change in contract owners’ equity	1,274	3,516	295	(1,404)	129,240	83,613	(20,925)	35,776
Contract owners’ equity beginning of period	14,053	10,537	2,588	3,992	514,508	430,895	37,476	1,700

Contract owners’ equity end of period	$15,327	14,053	2,883	2,588	643,748	514,508	16,551	37,476

CHANGES IN UNITS:
Beginning units	864	879	129	286	37,656	44,194	2,892	169
Units purchased	-	-	16	16	9,087	3,487	1,182	2,804
Units redeemed	(13)	(15)	(14)	(173)	(3,295)	(10,025)	(2,851)	(81)

Ending units	851	864	131	129	43,448	37,656	1,223	2,892

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		TRHS		TRHSP		TRHS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	7,009	(3)	-	14,116	9,291	1,167	400,793	187,162
Change in unrealized gain (loss) on investments	53,572	56	-	193	35,573	9,123	281,392	629,163
Reinvested capital gains	-	-	-	-	32,289	6,635	303,253	130,530

Net increase (decrease) in contract owners’ equity resulting from operations	60,581	53	-	14,309	77,153	16,925	985,438	946,855

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	61,668	3,102	-	3,994	201,632	13,897	240,103	99,612
Transfers between funds	1,238,588	17,189	-	69,156	49,974	42,289	(8,561)	874,133
Surrenders (note 6)	(18,656)	-	-	-	(8,493)	-	(114,013)	(61,513)
Death Benefits (note 4)	-	-	-	-	-	-	-	(1,870)
Net policy repayments (loans) (note 5)	(643)	-	-	-	-	-	(16,294)	(5,497)
Deductions for surrender charges (note 2d)	(4,275)	-	-	(20)	(3,400)	-	(1,279)	(1,591)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,533)	(314)	-	(3,894)	(26,929)	(4,355)	(89,462)	(73,861)
Asset charges (note 3)	(4,399)	(34)	-	(152)	(1,346)	(222)	(8,625)	(6,200)
Adjustments to maintain reserves	3	(5)	-	(95,051)	(4)	94,278	(7)	9

Net equity transactions	1,222,753	19,938	-	(25,967)	211,434	145,887	1,862	823,222

Net change in contract owners’ equity	1,283,334	19,991	-	(11,658)	288,587	162,812	987,300	1,770,077
Contract owners’ equity beginning of period	19,991	-	-	11,658	162,812	-	3,251,228	1,481,151

Contract owners’ equity end of period	$1,303,325	19,991	-	-	451,399	162,812	4,238,528	3,251,228

CHANGES IN UNITS:
Beginning units	2,000	-	-	1,062	9,812	-	140,445	96,300
Units purchased	130,476	2,035	-	-	18,951	10,572	7,474	52,646
Units redeemed	(7,891)	(35)	-	(1,062)	(8,086)	(760)	(8,390)	(8,501)

Ending units	124,585	2,000	-	-	20,677	9,812	139,529	140,445

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,918	9,475	32,177	76,767	50	65	70	51
Realized gain (loss) on investments	175,065	(33,068)	126,404	124,250	70	38	(4)	2
Change in unrealized gain (loss) on investments	(397,437)	146,367	(1,341,333)	1,141,391	(165)	462	(40)	(110)
Reinvested capital gains	-	27,085	852,903	-	446	376	55	24

Net increase (decrease) in contract owners’ equity resulting from operations	(220,454)	149,859	(329,849)	1,342,408	401	941	81	(33)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	250,848	283,227	419,652	482,048	871	884	459	459
Transfers between funds	(585,920)	752,041	(25,697)	195,466	(29)	35	-	-
Surrenders (note 6)	(135,430)	(82,000)	(647,134)	(244,135)	-	-	-	-
Death Benefits (note 4)	(8,061)	-	(54,335)	(1,657)	-	-	-	-
Net policy repayments (loans) (note 5)	(13,782)	(11,285)	(37,228)	1,807	-	-	-	-
Deductions for surrender charges (note 2d)	(13,144)	(13,239)	(28,100)	(10,420)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,362)	(96,322)	(234,284)	(217,519)	(696)	(699)	(123)	(125)
Asset charges (note 3)	(11,121)	(8,798)	(19,585)	(18,088)	(40)	(34)	(11)	(9)
Adjustments to maintain reserves	(1)	8	(1)	(7)	4	-	(3)	(3)

Net equity transactions	(642,973)	823,632	(626,712)	187,495	110	186	322	322

Net change in contract owners’ equity	(863,427)	973,491	(956,561)	1,529,903	511	1,127	403	289
Contract owners’ equity beginning of period	2,157,245	1,183,754	6,727,189	5,197,286	4,941	3,814	1,855	1,566

Contract owners’ equity end of period	$1,293,818	2,157,245	5,770,628	6,727,189	5,452	4,941	2,258	1,855

CHANGES IN UNITS:
Beginning units	198,708	120,524	469,207	453,600	310	296	144	119
Units purchased	24,969	109,875	37,015	79,463	55	65	34	35
Units redeemed	(76,360)	(31,691)	(81,367)	(63,856)	(47)	(51)	(10)	(10)

Ending units	147,317	198,708	424,855	469,207	318	310	168	144

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRGNR		WRGP		WRHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23	22	-	-	19	17	58,389	34,283
Realized gain (loss) on investments	80	60	(15)	(12)	74	53	23,851	12,282
Change in unrealized gain (loss) on investments	(309)	747	(133)	94	(401)	838	(76,195)	26,907
Reinvested capital gains	652	323	-	-	834	297	8,809	-

Net increase (decrease) in contract owners’ equity resulting from operations	446	1,152	(148)	82	526	1,205	14,854	73,472

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	320	306	306	297	310	86,858	55,150
Transfers between funds	-	-	-	-	-	-	(19,902)	540,758
Surrenders (note 6)	-	-	-	-	-	-	(78,751)	(535)
Death Benefits (note 4)	-	-	-	-	-	-	-	(640)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,404)	(2,656)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(153)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(432)	(422)	(82)	(77)	(426)	(405)	(54,552)	(35,755)
Asset charges (note 3)	(37)	(32)	(7)	(6)	(37)	(31)	(3,897)	(2,505)
Adjustments to maintain reserves	(7)	5	(5)	2	13	(7)	12	3

Net equity transactions	(170)	(129)	212	225	(153)	(133)	(71,789)	553,820

Net change in contract owners’ equity	276	1,023	64	307	373	1,072	(56,935)	627,292
Contract owners’ equity beginning of period	4,445	3,422	1,228	921	4,364	3,292	1,104,160	476,868

Contract owners’ equity end of period	$4,721	4,445	1,292	1,228	4,737	4,364	1,047,225	1,104,160

CHANGES IN UNITS:
Beginning units	252	259	167	135	274	282	59,389	28,342
Units purchased	18	23	47	43	19	25	6,896	33,415
Units redeemed	(26)	(30)	(12)	(11)	(27)	(33)	(11,011)	(2,368)

Ending units	244	252	202	167	266	274	55,274	59,389

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMCG		WRPAP		WRPMAP		WRSTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	50	57	37	25	-	-
Realized gain (loss) on investments	7,790	5,445	144	30	93	51	160	111
Change in unrealized gain (loss) on investments	(2,863)	32,442	(320)	749	(205)	308	(324)	766
Reinvested capital gains	22,968	4,407	429	264	251	91	250	126

Net increase (decrease) in contract owners’ equity resulting from operations	27,895	42,294	303	1,100	176	475	86	1,003

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	77,493	13,063	1,650	1,650	3,488	2,139	880	880
Transfers between funds	18,844	203,786	-	-	134	26	2	(123)
Surrenders (note 6)	(25,838)	(182)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(988)	(714)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(1)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,085)	(10,170)	(854)	(830)	(2,189)	(1,241)	(446)	(440)
Asset charges (note 3)	(1,200)	(687)	(37)	(28)	(25)	(14)	(19)	(13)
Adjustments to maintain reserves	9	(12)	8	-	(7)	(2)	4	3

Net equity transactions	54,234	205,084	767	792	1,401	908	421	307

Net change in contract owners’ equity	82,129	247,378	1,070	1,892	1,577	1,383	507	1,310
Contract owners’ equity beginning of period	305,341	57,963	5,544	3,652	2,979	1,596	3,031	1,721

Contract owners’ equity end of period	$387,470	305,341	6,614	5,544	4,556	2,979	3,538	3,031

CHANGES IN UNITS:
Beginning units	14,745	3,637	363	304	199	132	134	119
Units purchased	4,727	12,227	107	122	237	160	38	47
Units redeemed	(2,126)	(1,119)	(57)	(63)	(145)	(93)	(20)	(32)

Ending units	17,346	14,745	413	363	291	199	152	134

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCP		WFVSCG		OVGS3		FTVDM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	-	43,807	-	31,520
Realized gain (loss) on investments	18	33	48,358	28,044	1,243,122	137,173	57,275	81,775
Change in unrealized gain (loss) on investments	(187)	402	(127,927)	157,543	(1,235,957)	615,542	(102,086)	(138,103)
Reinvested capital gains	190	-	56,478	28,708	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21	435	(23,091)	214,295	7,165	796,522	(44,811)	(24,808)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	306	306	34,798	32,506	136,981	312,760	45,366	148,610
Transfers between funds	-	-	(58,617)	26,531	(3,789,001)	299,238	(1,532,813)	113,358
Surrenders (note 6)	-	-	(20,392)	(21,342)	(11,485)	(184,432)	(41,499)	(65,853)
Death Benefits (note 4)	-	-	-	-	(2,191)	(3,980)	-	(808)
Net policy repayments (loans) (note 5)	-	-	(8,763)	(1,651)	(16,562)	(39,912)	(13,076)	10,120
Deductions for surrender charges (note 2d)	-	-	121	(1,521)	(259)	(16,706)	(3,457)	(5,914)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104)	(99)	(19,025)	(19,607)	(46,562)	(162,269)	(26,785)	(92,182)
Asset charges (note 3)	(10)	(7)	(2,162)	(1,914)	(4,716)	(13,728)	(1,901)	(6,296)
Adjustments to maintain reserves	(17)	5	(19)	(127)	13	(29)	(300)	52

Net equity transactions	175	205	(74,059)	12,875	(3,733,782)	190,942	(1,574,465)	101,087

Net change in contract owners’ equity	196	640	(97,150)	227,170	(3,726,617)	987,464	(1,619,276)	76,279
Contract owners’ equity beginning of period	1,654	1,014	667,439	440,269	3,726,617	2,739,153	1,619,276	1,542,997

Contract owners’ equity end of period	$1,850	1,654	570,289	667,439	-	3,726,617	-	1,619,276

CHANGES IN UNITS:
Beginning units	99	87	25,795	25,562	179,967	168,441	84,692	79,918
Units purchased	18	19	2,714	3,357	5,167	37,891	2,401	15,105
Units redeemed	(8)	(7)	(6,047)	(3,124)	(185,134)	(26,365)	(87,093)	(10,331)

Ending units	109	99	22,462	25,795	-	179,967	-	84,692

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF3		FTVGI3		HIBF3		GEM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	47,640	-	152,447	56,965	177,349	12,686	33,432
Realized gain (loss) on investments	766,356	77,404	(8,076)	60,304	91,812	118,639	(145,087)	89,322
Change in unrealized gain (loss) on investments	(728,308)	300,515	36,548	(205,526)	(62,322)	(96,910)	45,220	(109,438)
Reinvested capital gains	-	-	-	39,746	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,048	425,559	28,472	46,971	86,455	199,078	(87,181)	13,316

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,594	160,188	47,673	166,827	47,176	146,163	80,371	292,041
Transfers between funds	(2,224,189)	67	(3,111,116)	(120,030)	(2,609,566)	(592,536)	(2,778,197)	(177,802)
Surrenders (note 6)	(65,552)	(68,432)	(2,678)	(107,830)	(239,555)	(186,651)	(27,603)	(158,789)
Death Benefits (note 4)	(9,553)	-	-	(18,084)	-	(13,223)	-	-
Net policy repayments (loans) (note 5)	(1,037)	(343)	15	797	59,499	(6,422)	(1,048)	(41,549)
Deductions for surrender charges (note 2d)	(4,250)	(10,609)	(1,136)	(6,965)	688	(12,940)	(4,475)	(14,916)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,818)	(95,412)	(37,251)	(127,634)	(34,982)	(124,415)	(24,874)	(132,429)
Asset charges (note 3)	(2,704)	(7,843)	(3,788)	(11,474)	(2,814)	(10,047)	(2,602)	(10,499)
Adjustments to maintain reserves	(109)	12	9	(8)	1	(2)	7	(6)

Net equity transactions	(2,288,618)	(22,372)	(3,108,272)	(224,401)	(2,779,553)	(800,073)	(2,758,421)	(243,949)

Net change in contract owners’ equity	(2,250,570)	403,187	(3,079,800)	(177,430)	(2,693,098)	(600,995)	(2,845,602)	(230,633)
Contract owners’ equity beginning of period	2,250,570	1,847,383	3,079,800	3,257,230	2,693,098	3,294,093	2,845,602	3,076,235

Contract owners’ equity end of period	$-	2,250,570	-	3,079,800	-	2,693,098	-	2,845,602

CHANGES IN UNITS:
Beginning units	123,410	124,579	148,779	159,924	147,951	193,522	146,067	159,093
Units purchased	2,665	12,120	2,502	9,019	2,467	8,921	4,464	20,272
Units redeemed	(126,075)	(13,289)	(151,281)	(20,164)	(150,418)	(54,492)	(150,531)	(33,298)

Ending units	-	123,410	-	148,779	-	147,951	-	146,067

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG3		GVIX6		NVMIG3		GVDIV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$9,961	1,935	6,940	15,978	27,789	28,520	32,848	29,832
Realized gain (loss) on investments	70,561	4,604	97,857	20,927	698,273	84,128	247,393	58,843
Change in unrealized gain (loss) on investments	(71,727)	53,908	(101,931)	70,500	(699,534)	327,577	(289,817)	170,445
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,795	60,447	2,866	107,405	26,528	440,225	(9,576)	259,120

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,164	75,562	10,691	53,437	73,275	230,404	28,908	100,613
Transfers between funds	(427,079)	15,594	(640,617)	41,310	(2,458,158)	(51,162)	(1,364,648)	(39,532)
Surrenders (note 6)	(10,756)	(5,473)	(20,061)	(31,919)	(61,984)	(63,147)	(39,144)	(32,164)
Death Benefits (note 4)	-	(10,076)	-	-	(193)	(17,719)	-	(1,659)
Net policy repayments (loans) (note 5)	900	(7,110)	(200)	834	(1,518)	(39,461)	(13,981)	(25,579)
Deductions for surrender charges (note 2d)	(806)	(1,438)	(1,453)	(1,573)	(4,350)	(13,921)	(2,847)	(4,849)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,269)	(22,826)	(5,023)	(15,037)	(36,798)	(122,418)	(18,827)	(62,288)
Asset charges (note 3)	(510)	(1,352)	(532)	(1,509)	(3,064)	(9,332)	(1,739)	(5,365)
Adjustments to maintain reserves	(38)	(9)	(4)	1	(55)	8	-	2

Net equity transactions	(419,394)	42,872	(657,199)	45,544	(2,492,845)	(86,748)	(1,412,278)	(70,821)

Net change in contract owners’ equity	(410,599)	103,319	(654,333)	152,949	(2,466,317)	353,477	(1,421,854)	188,299
Contract owners’ equity beginning of period	410,599	307,280	654,333	501,384	2,466,317	2,112,840	1,421,854	1,233,555

Contract owners’ equity end of period	$-	410,599	-	654,333	-	2,466,317	-	1,421,854

CHANGES IN UNITS:
Beginning units	36,553	32,228	55,258	51,348	202,712	210,720	111,298	117,243
Units purchased	6,507	9,450	916	7,736	6,265	22,859	2,439	9,622
Units redeemed	(43,060)	(5,125)	(56,174)	(3,826)	(208,977)	(30,867)	(113,737)	(15,567)

Ending units	-	36,553	-	55,258	-	202,712	-	111,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class I (BRVGA1)

Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA Global Bond Portfolio (DFVGB)

VA International Small Portfolio (DFVIS)

VA International Value Portfolio (DFVIV)

VA Short-Term Fixed Portfolio (DFVSTF)

VA U.S. Large Value Portfolio (DFVULV)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT International Index Fund Class I (NVIX)

NVIT Bond Index Fund Class I (NVBX)

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

International Portfolio - S Class Shares (AMINS)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)*

Health Sciences Fund, Inc. (TRHS)*

T. Rowe Price Health Sciences Portfolio (TRHSP)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)*

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)*

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)*

Variable Insurance Portfolios - Energy (WRENG)*

Variable Insurance Portfolios - Global Bond (WRGBP)*

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)*

Variable Insurance Portfolios - International Core Equity (WRI2P)*

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)*

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)*

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)*

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)*

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)*

Variable Insurance Portfolios - Value (WRVP)*

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select - NY contracts, the Company currently deducts 0.5% from each premium(the maximum is 2.5%) to coverd sales expenses. The Company may, at its sole discretion, reduce this sales loading. The company deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts 2.50% from each premium (the maximum is also 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts 6.50% from each premium (the maximum is also 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Survivorship VUL - NY contracts, the Company currently deducts 4.50% from each premium (up to 6.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions $1,444,731 were and $1,440,289, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract (for policies issued in New York, the current and maximum charge is $8.75 monthly). For the Nationwide® Options Select – NY contracts, the Company deducts $8.75 per policy per month (maximum of $8.75 per policy per month) taken proportionally from the sub accounts and any fixed companion contracts. For Nationwide YourLife® Accumulation VUL – NY contracts, Nationwide YourLife® Protection VUL – NY and Nationwide YourLife® Survivorship VUL – NY contracts, the Company currently deducts a $9 administrative charge per month which is also the maximum charge. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount (but not to exceed $50). For Best of America Next Generation® II FPVUL contracts issued in New York, the Company currently deducts a monthly underwriting and distribution charge of $0.08 per $1,000 of Specified Amount (but not more than $20). The maximum guaranteed charge is $0.10 per $1,000 of Specified Amount (but not to exceed $25).

For the Nationwide® Options Select - NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount (but not more than $42.50). This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Accumulation VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.40 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.40 per $1,000 of Specified Amount. For Nationwide YourLife® Protection VUL – NY contracts, the Company currently deducts a monthly underwriting and distribution charge that varies by the insured’s issue age. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount. For Nationwide YourLife® Survivorship VUL- NY contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 of Specified Amount. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and Nationwide® Options Select - NYcontracts, the charge is 100% of the initial surrender charge in the first through third years for issue ages 0-49 and 100% of the initial surrender charge in the first through second years for issue ages 50+. The applicable surrender charge paid will begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-56 and 100% of the initial surrender charge in the first year for issue ages 57+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Protection VUL – NY contracts, the charge is 100% of the initial surrender charge in the first year through third years for issue ages 0-49 and 100% of the initial surrender charge in the first year for issue ages 50+. The applicable surrender charge paid will be begin to decline each year thereafter to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

For Nationwide YourLife® Survivorship VUL – NY contracts, The surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $46.80 per $1,000 of Base Policy Specified Amount and the minimum is $0.01 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.96 per $1,000 of Base Policy Specified Amount and the minimum is $0.61 per $1,000 of Base Policy Specified Amount.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select—NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY contracts, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL contracts, Nationwide® Options Select - NY contracts, Nationwide YourLife® Accumulation VUL – NY contracts and Nationwide YourLife® Survivorship VUL - NY contracts, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY contracts, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $5,275,991 and $4,525,124, respectively, and total transfers from the Account to the fixed account were $8,468,359 and $6,525,399, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$354,613,186	$-	$-	$354,613,186

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$105,583	$3,498
VP Inflation Protection Fund - Class I (ACVIP1)	1,827,973	67,356
Global Allocation V.I. Fund - Class I (BRVGA1)	375,788	49,381
Global Allocation V.I. Fund - Class II (MLVGA2)	746,569	527,169
VIP Small Cap Value Series: Service Class (DWVSVS)	470,888	315,709
VA Global Bond Portfolio (DFVGB)	53,171	3,651
VA International Small Portfolio (DFVIS)	27,936	2,402
VA International Value Portfolio (DFVIV)	35,611	7,553
VA Short-Term Fixed Portfolio (DFVSTF)	3,664	1,266
VA U.S. Large Value Portfolio (DFVULV)	56,287	5,807
VA U.S. Targeted Value Portfolio (DFVUTV)	18,568	1,188
Stock Index Fund, Inc. - Initial Shares (DSIF)	814,396	510,162
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	107,526	14,652
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	13,221	5,615
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	181,030	41,885
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	30,751	5,143
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	37,832	108,763
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	346,424	10,876
Forty Portfolio: Service Shares (JACAS)	781,393	253,687
Global Technology Portfolio: Service Shares (JAGTS)	992,688	667,888
Overseas Portfolio: Service Shares (JAIGS)	652,856	357,985
Investors Growth Stock Series - Initial Class (MIGIC)	86,179	117,120
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	255,013	159,332
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	179,619	24,836
Value Series - Initial Class (MVFIC)	987,302	1,041,567
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	368,036	156,036
Core Plus Fixed Income Portfolio - Class I (MSVFI)	107,606	146,095
NVIT International Index Fund Class I (NVIX)	67,755	21,227
NVIT Bond Index Fund Class I (NVBX)	36,312	165
NVIT Cardinal Managed Growth Class I (NCPG)	248	42
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	33,279	857
NVIT Investor Destinations Managed Growth Class I (IDPG)	171	-
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	1,590	139
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,052,822	721,248
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	482,983	459,655

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

American Funds NVIT Bond Fund - Class II (GVABD2)	$106,367	$183,138
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	345,156	244,194
American Funds NVIT Growth Fund - Class II (GVAGR2)	469,329	417,653
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	154,429	191,216
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,852,851	486,615
NVIT Emerging Markets Fund - Class I (GEM)	3,072,328	522,739
NVIT International Equity Fund - Class I (GIG)	575,727	119,988
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	20,669	146,549
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	283,925	129,433
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	198,345	214,380
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,249,137	1,150,876
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	314,360	208,132
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	1,500,604	859,104
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	104,162	1,095,118
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,034,445	1,207,569
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	4,345,834	5,362,213
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	112,468	143,717
NVIT Core Bond Fund - Class I (NVCBD1)	104,241	100,954
NVIT Core Plus Bond Fund - Class I (NVLCP1)	64,422	85,224
NVIT Nationwide Fund - Class I (TRF)	169,511	281,220
NVIT Government Bond Fund - Class I (GBF)	367,544	448,350
American Century NVIT Growth Fund - Class I (CAF)	32,287	274,310
NVIT International Index Fund - Class II (GVIX2)	656,899	69,616
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	856,199	1,429,423
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	193,355	47,063
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	53,017	94,041
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	92,803	592,117
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,508,720	1,411,230
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,687,464	6,928,613
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	219,626	198,466
NVIT Mid Cap Index Fund - Class I (MCIF)	1,148,661	973,956
NVIT Money Market Fund - Class I (SAM)	4,559,552	5,964,661
NVIT Money Market Fund - Class V (SAM5)	2,990,420	3,016,876
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	2,748,199	189,548
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	2,259,398	829,126
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	603,501	329,285
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	555,230	715,791
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	636,870	441,899
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	178,809	152,059
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,092,452	330,161
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	531,378	356,582
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	354,421	491,275
NVIT Multi-Manager Small Company Fund - Class I (SCF)	496,304	260,308
NVIT Multi-Sector Bond Fund - Class I (MSBF)	367,009	306,062
NVIT Short Term Bond Fund - Class I (NVSTB1)	45,512	5,846
NVIT Short Term Bond Fund - Class II (NVSTB2)	124,325	251,427
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,466,101	1,546,881
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	192,630	39,037
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	117,850	12,147
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	121,931	34,914
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	47,858	3,086
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	433,083	32,959
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	325,323	90,415
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	53,164	6,492
Templeton NVIT International Value Fund - Class III (NVTIV3)	339,724	241,582
Invesco NVIT Comstock Value Fund - Class I (EIF)	239,902	311,181
NVIT Real Estate Fund - Class I (NVRE1)	1,867,903	705,990
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	19,903	1,122
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	62,525	17,440
NVIT Small Cap Index Fund Class II (NVSIX2)	204,972	158,067
NVIT S&P 500 Index Fund Class I (GVEX1)	661,157	47,170
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	61,681	25,761
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	87,020	7,433
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	42,146	6,953
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	496,086	169,883
VP Inflation Protection Fund - Class II (ACVIP2)	1,502,115	452,316
VP Mid Cap Value Fund - Class I (ACVMV1)	658,282	489,972
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	386,774	468,756
Appreciation Portfolio - Initial Shares (DCAP)	163,324	325,251
Quality Bond Fund II - Primary Shares (FQB)	295,859	199,684
VIP Energy Portfolio - Service Class 2 (FNRS2)	996,501	2,349,235
VIP Equity-Income Portfolio - Service Class (FEIS)	543,695	306,169
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	79,438	80,405
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	330,406	423,008
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	577,575	384,936
VIP Growth Portfolio - Service Class (FGS)	629,971	576,119
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	766,048	349,529
VIP Mid Cap Portfolio - Service Class (FMCS)	542,675	856,077
VIP Overseas Portfolio - Service Class R (FOSR)	346,150	348,739
VIP Value Strategies Portfolio - Service Class (FVSS)	82,655	35,337
Franklin Income Securities Fund - Class 2 (FTVIS2)	613,729	1,782,011
Rising Dividends Securities Fund - Class 1 (FTVRDI)	356,564	504,829
Small Cap Value Securities Fund - Class 1 (FTVSVI)	689,695	416,641
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,655,221	121,241

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Templeton Foreign Securities Fund - Class 2 (TIF2)	$2,360,129	$109,422
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	3,429,318	240,280
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	108,695	75,901
Short Duration Bond Portfolio - I Class Shares (AMTB)	744,176	1,288,306
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	31,195	10,758
Socially Responsive Portfolio - I Class Shares (AMSRS)	111,475	132,058
Global Securities Fund/VA - Non-Service Shares (OVGS)	4,237,355	436,463
International Growth Fund/VA - Non-Service Shares (OVIG)	26,695	4,456
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	297,434	309,723
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	595,814	289,227
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	54,233	259,533
All Asset Portfolio - Administrative Class (PMVAAA)	180,845	50,351
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	58,467	23,160
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	282,291	2,498,994
Low Duration Portfolio - Administrative Class (PMVLDA)	528,765	391,239
Total Return Portfolio - Administrative Class (PMVTRA)	409,960	547,156
VT Growth & Income Fund: Class IB (PVGIB)	192	222
VT Voyager Fund: Class IB (PVTVB)	420	313
VI American Franchise Fund - Series I Shares (ACEG)	226,519	151,816
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	51,124	69,880
Variable Fund - Multi-Hedge Strategies (RVARS)	1,718,460	495,710
Blue Chip Growth Portfolio - II (TRBCG2)	112	121
T. Rowe Price Health Sciences Portfolio (TRHSP)	552,643	308,967
Health Sciences Portfolio - II (TRHS2)	1,447,217	1,142,094
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	870,424	1,511,475
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,286,348	1,027,980
Variable Insurance Portfolios - Balanced (WRBP)	1,285	684
Variable Insurance Portfolios - Bond (WRBDP)	584	135
Variable Insurance Portfolios - Core Equity (WRCEP)	981	469
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	306	89
Variable Insurance Portfolios - Growth (WRGP)	1,150	463
Variable Insurance Portfolios - High Income (WRHIP)	940,119	944,724
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	127,095	49,901
Variable Insurance Portfolios - Money Market (WRMMP)	134	134
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	2,129	891
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	2,301	605
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,070	403
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	495	114
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	189,936	207,498
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	166,613	3,900,401
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	54,026	1,628,191
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	30,991	2,319,498
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	33,691	3,141,971
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	122,625	2,845,215
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	87,638	2,833,379
NVIT International Equity Fund - Class III (obsolete) (GIG3)	86,145	495,582
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	27,013	677,269
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	95,706	2,560,708
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	53,275	1,432,706

Total	$97,470,585	$93,413,481

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.00%	9,250	$12.028742	$111,266	0.68%	4.45%
2013	0.00%	791	11.516261	9,109	0.30%	12.31%
2012	0.00%	496	10.254428	5,086	0.09%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.00%	185,774	9.934368	1,845,547	1.76%	3.58%
2013	0.00%	13,316	9.591153	127,716	1.80%	-8.21%
2012	0.00%	2,488	10.449526	25,998	2.18%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2014	0.00%	58,490	12.077797	706,430	2.62%	2.11%
2013	0.00%	37,011	11.828261	437,776	1.37%	14.76%
2012	0.00%	26,749	10.307200	275,707	3.33%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	259,964	16.596941	4,314,607	2.03%	1.97%
2013	0.00%	272,316	16.276845	4,432,445	1.10%	14.55%
2012	0.00%	255,315	14.209224	3,627,828	1.35%	10.14%
2011	0.00%	292,178	12.900807	3,769,332	2.33%	-3.63%
2010	0.00%	224,255	13.386468	3,001,982	2.84%	9.88%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.00%	25,198	13.035389	328,466	0.35%	5.62%
2013	0.00%	14,013	12.341939	172,948	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2014	0.00%	6,969	10.543456	73,477	2.56%	2.88%
2013	0.00%	2,345	10.247850	24,031	0.63%	-0.35%
2012	0.00%	265	10.283870	2,725	1.59%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2014	0.00%	1,936	12.586137	24,367	3.27%	-5.78%
2013	0.00%	125	13.357918	1,670	4.09%	27.07%
VA International Value Portfolio (DFVIV)
2014	0.00%	3,094	12.274258	37,977	8.30%	-7.16%
2013	0.00%	970	13.220675	12,824	3.17%	21.65%
VA Short-Term Fixed Portfolio (DFVSTF)
2014	0.00%	539	10.075358	5,431	0.23%	0.15%
2013	0.00%	303	10.060671	3,048	0.53%	0.25%
VA U.S. Large Value Portfolio (DFVULV)
2014	0.00%	13,189	16.744060	220,837	2.05%	9.08%
2013	0.00%	10,516	15.349655	161,417	3.06%	40.82%
VA U.S. Targeted Value Portfolio (DFVUTV)
2014	0.00%	2,594	16.289185	42,254	1.05%	3.71%
2013	0.00%	1,641	15.706963	25,775	0.77%	44.62%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	252,393	20.755825	5,238,625	1.77%	13.42%
2013	0.00%	243,540	18.299315	4,456,615	1.85%	32.03%
2012	0.00%	256,742	13.860281	3,558,516	2.04%	15.74%
2011	0.00%	254,190	11.975613	3,044,081	1.85%	1.88%
2010	0.00%	251,299	11.754920	2,954,000	1.84%	14.84%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2014	0.00%	12,728	12.786633	162,748	4.80%	4.92%
2013	0.00%	5,913	12.186733	72,060	5.16%	14.18%
2012	0.00%	2,701	10.673045	28,828	4.03%	6.73%	5/1/2012
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2014	0.00%	3,485	13.758738	47,949	3.03%	3.05%
2013	0.00%	3,022	13.350977	40,347	12.78%	24.14%
2012	0.00%	2,078	10.754715	22,348	0.00%	7.55%	5/1/2012
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.00%	44,166	11.237397	496,311	4.87%	2.12%
2013	0.00%	33,618	11.003960	369,931	4.92%	1.89%
2012	0.00%	20,920	10.799922	225,934	1.24%	8.00%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.00%	2,785	$12.173521	$33,903	0.04%	3.95%
2013	0.00%	567	11.711464	6,640	0.06%	13.57%
2012	0.00%	354	10.312479	3,651	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	73,123	14.547427	1,063,752	0.00%	8.04%
2013	0.00%	78,154	13.465170	1,052,357	0.42%	37.01%
2012	0.00%	86,194	9.827596	847,080	0.00%	-1.72%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.00%	30,846	10.314426	318,159	0.00%	3.14%	5/1/2014
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	107,249	20.467408	2,195,109	0.03%	8.47%
2013	0.00%	113,920	18.869601	2,149,625	0.58%	30.89%
2012	0.00%	118,192	14.416877	1,703,960	0.54%	23.86%
2011	0.00%	148,985	11.639880	1,734,168	0.23%	-6.94%
2010	0.00%	198,672	12.508137	2,485,017	0.24%	6.48%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	73,647	14.876935	1,095,642	0.00%	9.35%
2013	0.00%	54,060	13.605232	735,499	0.00%	35.39%
2012	0.00%	25,034	10.048944	251,565	0.00%	0.49%	4/27/2012
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	234,243	10.057736	2,355,954	5.97%	-12.10%
2013	0.00%	239,954	11.442294	2,745,624	3.04%	14.28%
2012	0.00%	295,978	10.012416	2,963,455	0.73%	0.12%	4/27/2012
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	46,600	21.459751	1,000,024	0.52%	11.45%
2013	0.00%	51,136	19.254671	984,607	0.62%	30.29%
2012	0.00%	54,370	14.778170	803,489	0.45%	16.97%
2011	0.00%	62,519	12.633894	789,858	0.54%	0.58%
2010	0.00%	65,019	12.561314	816,724	0.45%	12.47%
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2014	0.00%	17,102	13.841932	236,725	2.32%	1.34%
2013	0.00%	10,438	13.658683	142,569	2.25%	27.90%
2012	0.00%	333	10.678788	3,556	1.47%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.00%	31,446	13.565726	426,588	0.00%	-7.26%
2013	0.00%	26,441	14.627285	386,760	0.00%	41.52%
2012	0.00%	1,381	10.335916	14,274	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2014	0.00%	299,560	22.485985	6,735,902	1.53%	10.51%
2013	0.00%	315,745	20.347506	6,424,623	1.17%	35.89%
2012	0.00%	340,888	14.973911	5,104,427	1.60%	16.26%
2011	0.00%	375,862	12.879603	4,840,953	1.48%	-0.30%
2010	0.00%	425,518	12.918661	5,497,123	1.55%	11.53%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.00%	63,861	15.937876	1,017,809	1.89%	1.13%
2013	0.00%	51,774	15.759367	815,925	1.64%	27.63%
2012	0.00%	19,443	12.347395	240,070	0.70%	15.93%
2011	0.00%	39,665	10.650622	422,457	1.07%	-1.78%
2010	0.00%	34,570	10.843288	374,852	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	36,519	14.922788	544,965	3.16%	7.85%
2013	0.00%	40,428	13.836004	559,362	3.70%	-0.32%
2012	0.00%	39,120	13.879990	542,985	4.17%	9.44%
2011	0.00%	42,517	12.682719	539,231	3.66%	5.65%
2010	0.00%	45,859	12.004773	550,527	5.56%	7.14%
NVIT International Index Fund Class I (NVIX)
2014	0.00%	4,881	9.198938	44,900	2.26%	-8.01%	5/1/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Bond Index Fund Class I (NVBX)
2014	0.00%	3,467	$10.277970	$35,634	5.89%	2.78%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2014	0.00%	20	10.083558	202	2.72%	0.84%	5/1/2014
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2014	0.00%	3,096	10.160186	31,456	6.40%	1.60%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2014	0.00%	17	10.145001	172	1.40%	1.45%	5/1/2014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	140	10.196266	1,427	1.73%	1.96%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	246,559	24.546677	6,052,204	2.03%	13.12%
2013	0.00%	265,990	21.699995	5,771,982	1.88%	31.90%
2012	0.00%	285,727	16.452105	4,700,811	0.96%	14.66%
2011	0.00%	334,728	14.348277	4,802,770	1.70%	0.65%
2010	0.00%	345,144	14.256071	4,920,397	1.92%	13.46%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	249,935	16.444935	4,110,165	0.96%	4.99%
2013	0.00%	251,110	15.663250	3,933,199	1.30%	23.28%
2012	0.00%	252,399	12.704984	3,206,725	1.40%	15.72%
2011	0.00%	216,671	10.979437	2,378,926	1.28%	0.93%
2010	0.00%	162,438	10.878393	1,767,064	1.41%	12.02%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	57,067	13.196903	753,108	1.24%	4.98%
2013	0.00%	64,227	12.571090	807,403	1.73%	-2.57%
2012	0.00%	75,139	12.903197	969,533	2.22%	4.97%
2011	0.00%	81,360	12.292646	1,000,130	2.30%	5.72%
2010	0.00%	91,442	11.627184	1,063,213	1.87%	5.99%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	146,400	17.393687	2,546,436	0.72%	1.84%
2013	0.00%	141,688	17.080144	2,420,051	0.37%	28.64%
2012	0.00%	162,196	13.277399	2,153,541	0.85%	22.09%
2011	0.00%	161,530	10.875437	1,756,709	1.02%	-9.31%
2010	0.00%	165,366	11.991721	1,983,023	0.82%	11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	245,634	16.633406	4,085,730	0.46%	8.07%
2013	0.00%	243,065	15.391784	3,741,204	0.31%	29.61%
2012	0.00%	270,064	11.875465	3,207,136	0.21%	17.40%
2011	0.00%	318,329	10.115272	3,219,984	0.26%	-4.69%
2010	0.00%	328,562	10.612804	3,486,964	0.16%	18.19%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	102,595	14.905501	1,529,230	0.83%	10.23%
2013	0.00%	107,177	13.522509	1,449,302	1.05%	32.97%
2012	0.00%	107,574	10.169772	1,094,003	1.07%	17.06%
2011	0.00%	109,519	8.687464	951,442	0.99%	-2.24%
2010	0.00%	116,667	8.886120	1,036,717	0.94%	10.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	123,863	18.231638	2,258,225	3.63%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	253,805	9.744361	2,473,168	0.84%	-2.56%	4/25/2014
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	44,801	9.770424	437,725	1.78%	-2.30%	4/25/2014
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.00%	46,167	9.752483	450,243	3.79%	-0.72%
2013	0.00%	59,962	9.823149	589,016	0.53%	17.56%
2012	0.00%	69,053	8.355696	576,986	0.60%	15.23%
2011	0.00%	80,953	7.251572	587,037	1.03%	-10.00%
2010	0.00%	98,314	8.057227	792,138	0.87%	13.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	90,303	$14.520984	$1,311,288	0.91%	6.60%
2013	0.00%	94,482	13.621982	1,287,032	1.23%	43.82%
2012	0.00%	82,884	9.471654	785,049	1.64%	16.94%
2011	0.00%	77,667	8.099461	629,061	0.59%	-11.62%
2010	0.00%	79,606	9.164158	729,522	0.23%	15.61%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.00%	208,011	16.527416	3,437,884	0.90%	10.51%
2013	0.00%	211,084	14.955658	3,156,900	0.73%	38.55%
2012	0.00%	209,086	10.794308	2,256,939	1.07%	11.38%
2011	0.00%	225,562	9.691118	2,185,948	0.63%	-3.27%
2010	0.00%	233,900	10.018250	2,343,269	0.54%	23.56%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.00%	256,282	14.089818	3,610,967	2.04%	4.48%
2013	0.00%	265,490	13.486224	3,580,458	1.34%	29.65%
2012	0.00%	246,572	10.402170	2,564,884	1.12%	16.22%
2011	0.00%	225,700	8.950086	2,020,034	2.13%	-6.19%
2010	0.00%	165,742	9.540229	1,581,217	0.38%	15.00%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	114,207	13.947302	1,592,880	2.49%	4.46%
2013	0.00%	112,078	13.351426	1,496,401	1.71%	14.72%
2012	0.00%	127,328	11.638522	1,481,910	1.63%	11.24%
2011	0.00%	117,870	10.462826	1,233,253	2.70%	-1.26%
2010	0.00%	116,800	10.596561	1,237,678	0.92%	10.46%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	297,463	14.183683	4,219,121	2.60%	4.70%
2013	0.00%	268,094	13.546578	3,631,756	1.67%	21.44%
2012	0.00%	265,680	11.154725	2,963,587	1.34%	13.74%
2011	0.00%	299,105	9.807509	2,933,475	2.30%	-3.37%
2010	0.00%	265,575	10.149086	2,695,344	0.82%	12.46%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	44,508	13.120260	583,957	1.64%	3.42%
2013	0.00%	124,010	12.686282	1,573,226	1.85%	5.03%
2012	0.00%	140,212	12.078891	1,693,605	1.93%	7.58%
2011	0.00%	111,746	11.227964	1,254,680	2.61%	1.50%
2010	0.00%	37,840	11.062310	418,598	1.13%	6.87%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	594,818	14.072360	8,370,493	2.51%	4.66%
2013	0.00%	637,840	13.446120	8,576,473	1.76%	17.98%
2012	0.00%	521,364	11.397169	5,942,074	1.44%	12.45%
2011	0.00%	560,846	10.135390	5,684,393	2.46%	-2.25%
2010	0.00%	627,529	10.368348	6,506,439	0.89%	11.42%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.00%	1,268,509	14.122912	17,915,041	2.41%	4.66%
2013	0.00%	1,485,855	13.494322	20,050,606	1.61%	24.35%
2012	0.00%	1,496,588	10.851463	16,240,169	1.29%	14.67%
2011	0.00%	1,571,284	9.463303	14,869,537	2.43%	-4.57%
2010	0.00%	1,478,720	9.916957	14,664,403	0.71%	13.50%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	49,619	13.718708	680,709	2.39%	4.17%
2013	0.00%	54,489	13.169178	717,575	1.93%	11.33%
2012	0.00%	46,734	11.828808	552,808	1.62%	10.13%
2011	0.00%	55,905	10.740467	600,446	2.72%	-0.28%
2010	0.00%	41,011	10.770841	441,723	1.27%	9.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	55,369	$13.708553	$759,029	2.78%	5.06%
2013	0.00%	56,693	13.048920	739,782	2.28%	-1.91%
2012	0.00%	69,554	13.303193	925,290	3.07%	7.75%
2011	0.00%	70,437	12.345910	869,609	2.96%	6.59%
2010	0.00%	83,327	11.582155	965,106	2.42%	7.06%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.00%	8,257	14.821038	122,377	2.47%	5.09%
2013	0.00%	9,931	14.103213	140,059	1.95%	-1.77%
2012	0.00%	10,120	14.357681	145,300	3.15%	7.38%
2011	0.00%	6,592	13.370773	88,140	2.56%	6.37%
2010	0.00%	7,949	12.569892	99,918	2.85%	8.35%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	146,750	18.844374	2,765,412	1.16%	12.15%
2013	0.00%	154,851	16.803167	2,601,987	1.35%	31.10%
2012	0.00%	161,398	12.816934	2,068,628	1.42%	14.21%
2011	0.00%	176,655	11.221824	1,982,391	1.14%	0.53%
2010	0.00%	203,747	11.162791	2,274,385	0.90%	13.45%
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	201,465	14.647567	2,950,972	1.98%	4.57%
2013	0.00%	211,364	14.007566	2,960,695	1.67%	-4.06%
2012	0.00%	280,407	14.599621	4,093,836	2.36%	3.06%
2011	0.00%	258,480	14.166560	3,661,772	2.90%	7.25%
2010	0.00%	303,580	13.208362	4,009,795	2.96%	4.78%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	7,617	15.108791	115,084	0.26%	11.33%
2013	0.00%	25,511	13.571249	346,216	0.81%	29.74%
2012	0.00%	6,308	10.460376	65,984	0.81%	14.02%
2011	0.00%	1,393	9.174041	12,779	0.56%	-8.26%	5/2/2011
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	57,891	9.333223	540,310	1.85%	-6.67%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	464,591	18.681442	8,679,230	1.63%	4.99%
2013	0.00%	502,645	17.794323	8,944,227	1.69%	27.25%
2012	0.00%	498,146	13.984122	6,966,134	1.59%	15.90%
2011	0.00%	558,744	12.065374	6,741,455	1.82%	-3.93%
2010	0.00%	553,304	12.559061	6,948,979	1.61%	14.63%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	49,253	16.733256	824,163	1.88%	4.59%
2013	0.00%	41,426	15.999643	662,801	1.23%	13.42%
2012	0.00%	152,424	14.106085	2,150,106	2.37%	9.39%
2011	0.00%	40,269	12.895684	519,296	2.09%	0.88%
2010	0.00%	33,703	12.782641	430,813	1.09%	9.81%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	24,147	19.114689	461,562	1.70%	5.21%
2013	0.00%	27,206	18.167791	494,273	1.22%	19.49%
2012	0.00%	36,269	15.203946	551,432	1.77%	12.25%
2011	0.00%	31,138	13.544740	421,756	1.98%	-0.94%
2010	0.00%	18,255	13.672666	249,595	0.96%	12.03%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	70,838	14.835107	1,050,889	1.63%	3.89%
2013	0.00%	109,123	14.279591	1,558,232	1.89%	4.83%
2012	0.00%	85,237	13.621440	1,161,051	1.63%	5.18%
2011	0.00%	94,469	12.951126	1,223,480	2.41%	2.93%
2010	0.00%	95,390	12.582446	1,200,240	2.20%	5.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	1,574,486	$17.291036	$27,224,494	1.73%	5.18%
2013	0.00%	1,536,403	16.439292	25,257,378	1.70%	16.63%
2012	0.00%	1,689,096	14.095613	23,808,844	1.69%	10.81%
2011	0.00%	1,745,290	12.720302	22,200,616	2.13%	-0.04%
2010	0.00%	1,627,142	12.725464	20,706,137	1.89%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	2,498,172	18.228907	45,538,945	1.67%	4.96%
2013	0.00%	2,666,396	17.367971	46,309,888	1.73%	22.38%
2012	0.00%	2,613,849	14.192188	37,096,236	1.70%	13.76%
2011	0.00%	2,631,844	12.475556	32,833,717	2.02%	-2.13%
2010	0.00%	2,643,369	12.746609	33,693,991	1.83%	12.83%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	99,372	16.267765	1,616,560	1.80%	4.74%
2013	0.00%	101,772	15.531667	1,580,689	1.72%	10.49%
2012	0.00%	106,307	14.056477	1,494,302	1.76%	8.04%
2011	0.00%	104,485	13.010443	1,359,396	2.29%	2.06%
2010	0.00%	127,316	12.747585	1,622,972	2.13%	8.52%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	132,344	24.844092	3,287,967	1.07%	9.42%
2013	0.00%	133,282	22.705167	3,026,190	1.16%	33.05%
2012	0.00%	133,653	17.065485	2,280,853	1.09%	17.47%
2011	0.00%	148,481	14.527168	2,157,008	0.82%	-2.54%
2010	0.00%	137,639	14.906376	2,051,699	1.25%	26.20%
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	555,262	11.482073	6,375,559	0.00%
2013	0.00%	677,636	11.482073	7,780,666	0.00%
2012	0.00%	859,933	11.482073	9,873,813	0.00%
2011	0.00%	761,394	11.482073	8,742,381	0.00%	0.00%
2010	0.00%	755,400	11.482065	8,673,552	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2014	0.00%	39,404	10.000000	394,040	0.00%
2013	0.00%	42,050	10.000000	420,500	0.00%
2012	0.00%	91,752	10.000000	917,520	0.00%		4/30/2012
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	239,927	9.795541	2,350,215	1.08%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	141,163	9.107879	1,285,696	1.77%	-8.92%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	275,599	16.038508	4,420,197	0.51%	10.44%
2013	0.00%	278,656	14.522943	4,046,905	0.76%	34.74%
2012	0.00%	362,034	10.778503	3,902,185	0.51%	16.35%
2011	0.00%	377,197	9.263525	3,494,072	0.01%	-2.91%
2010	0.00%	374,210	9.540808	3,570,266	0.05%	15.51%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	132,374	15.226743	2,015,625	1.16%	10.52%
2013	0.00%	157,943	13.777622	2,176,079	1.39%	35.44%
2012	0.00%	168,401	10.172659	1,713,086	1.40%	17.81%
2011	0.00%	171,204	8.634796	1,478,312	1.13%	-5.83%
2010	0.00%	167,431	9.169345	1,535,233	0.74%	13.05%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	196,566	16.103721	3,165,444	0.00%	4.04%
2013	0.00%	208,774	15.479098	3,231,633	0.00%	38.94%
2012	0.00%	236,286	11.140525	2,632,350	0.00%	14.90%
2011	0.00%	254,093	9.695515	2,463,301	0.00%	-4.23%
2010	0.00%	266,837	10.123676	2,701,371	0.00%	26.82%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.00%	4,684	$16.895778	$79,140	2.22%	17.15%
2013	0.00%	4,259	14.422090	61,424	3.73%	35.85%
2012	0.00%	61	10.616129	648	1.59%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	151,863	19.031857	2,890,235	1.45%	17.02%
2013	0.00%	146,022	16.263836	2,374,878	1.20%	35.68%
2012	0.00%	154,640	11.987208	1,853,702	1.18%	16.35%
2011	0.00%	161,898	10.303092	1,668,050	0.81%	-2.32%
2010	0.00%	184,895	10.547920	1,950,258	1.17%	19.63%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	83,939	18.218436	1,529,237	0.00%	2.81%
2013	0.00%	86,497	17.720192	1,532,743	0.00%	44.29%
2012	0.00%	93,837	12.281082	1,152,420	0.00%	13.44%
2011	0.00%	153,744	10.826282	1,664,476	0.00%	-0.65%
2010	0.00%	97,299	10.896900	1,060,257	0.00%	25.45%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	54,707	21.958373	1,201,277	0.51%	7.02%
2013	0.00%	67,737	20.517613	1,389,802	0.87%	40.40%
2012	0.00%	61,960	14.613759	905,469	0.86%	20.44%
2011	0.00%	64,996	12.133163	788,607	0.43%	-5.07%
2010	0.00%	71,739	12.781169	916,908	0.59%	26.60%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	104,414	21.290028	2,222,977	0.17%	0.82%
2013	0.00%	109,490	21.117835	2,312,192	0.14%	40.91%
2012	0.00%	123,263	14.987211	1,847,369	0.15%	15.50%
2011	0.00%	144,043	12.975667	1,869,054	0.52%	-5.56%
2010	0.00%	149,400	13.739369	2,052,662	0.30%	25.32%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	157,797	15.531903	2,450,888	3.13%	3.88%
2013	0.00%	158,838	14.951255	2,374,827	3.32%	-1.12%
2012	0.00%	171,391	15.121246	2,591,645	2.51%	12.25%
2011	0.00%	186,382	13.471066	2,510,764	4.34%	5.55%
2010	0.00%	188,130	12.763067	2,401,116	6.28%	10.59%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2014	0.00%	8,276	10.297809	85,225	1.28%	0.77%
2013	0.00%	4,500	10.219266	45,987	1.53%	0.33%
2012	0.00%	1,201	10.185501	12,233	1.98%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	62,885	11.507465	723,647	1.00%	0.49%
2013	0.00%	74,505	11.450912	853,150	1.00%	0.11%
2012	0.00%	87,129	11.438838	996,655	1.20%	3.52%
2011	0.00%	107,935	11.049485	1,192,626	1.58%	1.30%
2010	0.00%	112,220	10.907906	1,224,085	1.33%	2.42%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	627,642	24.521987	15,391,029	0.72%	8.80%
2013	0.00%	659,843	22.538634	14,871,960	0.79%	36.70%
2012	0.00%	719,327	16.487341	11,859,790	0.70%	18.68%
2011	0.00%	798,211	13.891692	11,088,501	0.68%	-2.23%
2010	0.00%	902,250	14.209081	12,820,143	0.06%	8.80%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2014	0.00%	21,483	14.036700	301,550	2.35%	5.13%
2013	0.00%	10,658	13.351127	142,296	2.66%	27.39%
2012	0.00%	2,739	10.480208	28,705	3.63%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2014	0.00%	15,689	12.275419	192,589	2.35%	4.69%
2013	0.00%	7,215	11.725179	84,597	2.68%	13.63%
2012	0.00%	1,421	10.318307	14,662	0.91%	3.18%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2014	0.00%	12,559	$13.107129	$164,612	2.39%	5.36%
2013	0.00%	6,143	12.440331	76,421	2.72%	19.69%
2012	0.00%	2,204	10.393923	22,908	4.15%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2014	0.00%	8,847	11.168880	98,811	2.48%	4.08%
2013	0.00%	5,143	10.731007	55,190	2.19%	4.96%
2012	0.00%	2,449	10.223989	25,039	2.56%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2014	0.00%	98,769	12.731181	1,257,446	2.21%	5.31%
2013	0.00%	68,660	12.089743	830,082	2.62%	16.78%
2012	0.00%	28,367	10.352458	293,668	3.24%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2014	0.00%	47,106	13.450530	633,601	2.17%	5.11%
2013	0.00%	30,035	12.797031	384,359	2.91%	22.56%
2012	0.00%	11,360	10.441771	118,619	3.57%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2014	0.00%	15,086	11.935618	180,061	2.20%	4.88%
2013	0.00%	11,656	11.380678	132,653	3.17%	10.68%
2012	0.00%	658	10.282822	6,766	2.69%	2.83%	5/1/2012
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	134,015	16.010507	2,145,648	3.65%	-8.15%
2013	0.00%	138,906	17.430436	2,421,192	1.91%	20.09%
2012	0.00%	138,871	14.513999	2,015,574	2.48%	19.56%
2011	0.00%	145,564	12.139096	1,767,015	2.69%	-12.43%
2010	0.00%	163,794	13.861453	2,270,423	1.66%	6.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	184,724	19.352166	3,574,810	1.75%	9.17%
2013	0.00%	191,912	17.726903	3,402,005	0.00%	35.64%
2012	0.00%	194,189	13.069162	2,537,887	1.25%	18.46%
2011	0.00%	218,564	11.032149	2,411,231	1.33%	-2.32%
2010	0.00%	226,889	11.294732	2,562,650	1.51%	15.77%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	310,416	15.751218	4,889,430	2.99%	28.88%
2013	0.00%	316,816	12.221280	3,871,897	1.43%	3.05%
2012	0.00%	368,883	11.860098	4,374,989	0.96%	15.79%
2011	0.00%	388,504	10.243095	3,979,483	0.87%	6.50%
2010	0.00%	407,900	9.617905	3,923,143	1.94%	30.18%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.00%	1,532	11.822850	18,113	2.52%	3.34%
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2014	0.00%	9,110	11.485747	104,635	1.93%	2.09%
2013	0.00%	5,403	11.250907	60,789	3.00%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.00%	11,466	13.257084	152,006	0.98%	4.55%
2013	0.00%	8,256	12.679935	104,686	3.24%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.00%	86,100	13.417375	1,155,236	2.64%	13.36%
2013	0.00%	38,933	11.835951	460,809	2.75%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2014	0.00%	3,942	10.635520	41,925	1.70%	3.00%
2013	0.00%	613	10.326215	6,330	0.11%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2014	0.00%	12,941	11.041111	142,883	1.23%	1.18%
2013	0.00%	5,791	10.911941	63,191	0.00%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2014	0.00%	6,442	10.951171	70,547	1.38%	2.75%
2013	0.00%	3,379	10.658086	36,014	0.30%	6.58%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	101,218	$18.620345	$1,884,714	0.68%	9.20%
2013	0.00%	94,251	17.051891	1,607,158	0.65%	38.06%
2012	0.00%	93,545	12.351287	1,155,401	0.57%	18.75%
2011	0.00%	107,736	10.401302	1,120,595	0.49%	-8.39%
2010	0.00%	106,874	11.353901	1,213,437	0.43%	26.91%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	202,867	14.612465	2,964,387	1.37%	3.30%
2013	0.00%	138,298	14.145691	1,956,321	1.67%	-8.48%
2012	0.00%	230,905	15.456223	3,568,919	2.45%	7.39%
2011	0.00%	203,460	14.393172	2,928,435	4.03%	11.74%
2010	0.00%	172,382	12.880459	2,220,359	1.67%	5.12%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	101,437	27.298795	2,769,108	1.18%	16.42%
2013	0.00%	102,237	23.448028	2,397,256	1.18%	30.11%
2012	0.00%	129,174	18.021035	2,327,849	2.10%	16.33%
2011	0.00%	114,467	15.491583	1,773,275	1.34%	-0.69%
2010	0.00%	110,517	15.599747	1,724,037	2.19%	19.25%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	152,932	23.547077	3,601,102	0.57%	5.12%
2013	0.00%	166,456	22.399858	3,728,591	1.03%	40.71%
2012	0.00%	159,620	15.918768	2,540,954	0.45%	15.74%
2011	0.00%	164,483	13.753744	2,262,257	0.60%	0.56%
2010	0.00%	165,126	13.676760	2,258,389	0.51%	25.83%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	85,970	20.527931	1,764,786	1.84%	8.09%
2013	0.00%	98,348	18.991242	1,867,751	1.97%	21.10%
2012	0.00%	104,346	15.681894	1,636,343	3.71%	10.43%
2011	0.00%	110,150	14.200755	1,564,213	1.64%	9.01%
2010	0.00%	94,390	13.026837	1,229,603	2.08%	15.32%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	102,217	15.837964	1,618,909	3.77%	3.79%
2013	0.00%	99,887	15.259177	1,524,193	4.13%	1.03%
2012	0.00%	84,552	15.102866	1,276,978	4.62%	9.72%
2011	0.00%	109,325	13.764662	1,504,822	5.16%	2.27%
2010	0.00%	115,196	13.458845	1,550,405	4.07%	8.50%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	155,584	19.788975	3,078,848	0.61%	-12.76%
2013	0.00%	219,194	22.684649	4,972,339	0.70%	24.15%
2012	0.00%	252,178	18.272664	4,607,964	0.79%	4.73%
2011	0.00%	250,963	17.446617	4,378,455	0.91%	-5.20%
2010	0.00%	197,762	18.403422	3,639,498	0.41%	19.16%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.00%	248,943	18.408272	4,582,610	2.86%	8.65%
2013	0.00%	246,209	16.943247	4,171,580	2.50%	28.01%
2012	0.00%	243,481	13.235742	3,222,652	2.98%	17.19%
2011	0.00%	262,266	11.294505	2,962,165	2.50%	0.86%
2010	0.00%	246,651	11.198307	2,762,074	1.81%	15.09%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	55,145	17.810892	982,182	1.53%	4.35%
2013	0.00%	56,774	17.068509	969,048	1.63%	13.39%
2012	0.00%	57,481	15.052634	865,240	1.48%	11.69%
2011	0.00%	59,362	13.477731	800,065	1.98%	-0.28%
2010	0.00%	59,978	13.516167	810,673	2.33%	12.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	145,778	$18.459232	$2,690,950	1.53%	4.66%
2013	0.00%	155,439	17.636606	2,741,416	1.76%	15.95%
2012	0.00%	159,771	15.209948	2,430,109	2.02%	13.19%
2011	0.00%	155,790	13.437783	2,093,472	2.36%	-1.12%
2010	0.00%	135,628	13.590648	1,843,272	2.31%	14.52%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	154,585	19.265178	2,978,108	1.51%	4.86%
2013	0.00%	149,692	18.372029	2,750,146	1.76%	21.50%
2012	0.00%	140,028	15.121452	2,117,427	1.89%	15.48%
2011	0.00%	148,294	13.094199	1,941,791	2.27%	-2.70%
2010	0.00%	115,117	13.457007	1,549,130	2.11%	16.00%
VIP Growth Portfolio - Service Class (FGS)
2014	0.00%	143,123	21.251601	3,041,593	0.10%	11.19%
2013	0.00%	140,810	19.113196	2,691,329	0.20%	36.20%
2012	0.00%	148,037	14.032884	2,077,386	0.53%	14.54%
2011	0.00%	150,472	12.250993	1,843,431	0.23%	0.14%
2010	0.00%	133,548	12.233728	1,633,790	0.17%	24.06%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	311,903	15.691555	4,894,243	2.28%	5.75%
2013	0.00%	291,896	14.837811	4,331,098	2.29%	-1.89%
2012	0.00%	313,387	15.123559	4,739,527	2.18%	5.77%
2011	0.00%	329,888	14.298667	4,716,959	3.09%	7.21%
2010	0.00%	359,583	13.337306	4,795,869	2.66%	7.68%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	340,307	25.298801	8,609,359	0.16%	6.20%
2013	0.00%	361,990	23.822626	8,623,552	0.42%	36.06%
2012	0.00%	382,250	17.508699	6,692,700	0.50%	14.75%
2011	0.00%	443,710	15.258073	6,770,160	0.15%	-10.72%
2010	0.00%	422,702	17.089422	7,223,733	0.28%	28.70%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	128,583	16.555209	2,128,718	1.24%	-8.18%
2013	0.00%	130,842	18.029345	2,358,996	1.31%	30.30%
2012	0.00%	134,487	13.836689	1,860,855	1.72%	20.67%
2011	0.00%	141,771	11.466618	1,625,634	1.30%	-17.30%
2010	0.00%	143,327	13.865532	1,987,305	1.41%	13.01%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	12,114	20.702453	250,790	1.00%	6.69%
2013	0.00%	9,820	19.403838	190,546	0.80%	30.44%
2012	0.00%	11,532	14.875151	171,540	0.51%	27.10%
2011	0.00%	12,785	11.703406	149,628	0.91%	-8.85%
2010	0.00%	13,541	12.839377	173,858	0.45%	26.45%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	143,355	17.195058	2,464,998	5.65%	4.62%
2013	0.00%	218,727	16.436367	3,595,077	6.61%	13.94%
2012	0.00%	147,495	14.425332	2,127,664	6.41%	12.65%
2011	0.00%	149,600	12.805162	1,915,652	5.55%	2.38%
2010	0.00%	155,775	12.507001	1,948,278	6.57%	12.67%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	119,716	21.166833	2,534,009	1.54%	9.01%
2013	0.00%	132,192	19.418079	2,566,915	1.78%	30.05%
2012	0.00%	133,436	14.931124	1,992,349	1.81%	12.18%
2011	0.00%	144,440	13.310500	1,922,569	1.70%	6.29%
2010	0.00%	146,566	12.522488	1,835,371	1.77%	20.94%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	222,216	$22.554204	$5,011,905	0.84%	0.88%
2013	0.00%	228,169	22.356784	5,101,125	1.46%	36.50%
2012	0.00%	262,511	16.378036	4,299,415	1.03%	18.75%
2011	0.00%	304,237	13.791811	4,195,979	0.91%	-3.53%
2010	0.00%	320,098	14.296027	4,576,130	0.96%	28.49%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	151,392	9.429267	1,427,516	1.51%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	221,480	8.734905	1,934,607	1.90%	-12.65%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	303,125	10.085726	3,057,236	5.11%	0.86%	4/30/2014
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	100,743	13.816935	1,391,959	2.78%	2.85%
2013	0.00%	101,247	13.434293	1,360,182	11.29%	23.77%
2012	0.00%	93,519	10.854248	1,015,078	2.73%	15.33%
2011	0.00%	91,464	9.411247	860,790	0.02%	-1.54%
2010	0.00%	87,597	9.558606	837,305	2.41%	10.25%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	103,745	12.158206	1,261,353	1.45%	0.61%
2013	0.00%	150,567	12.084498	1,819,527	2.84%	0.62%
2012	0.00%	101,460	12.010417	1,218,577	3.02%	4.61%
2011	0.00%	99,720	11.481642	1,144,949	3.61%	0.29%
2010	0.00%	128,687	11.448574	1,473,283	5.13%	5.29%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	14,088	16.125426	227,175	0.00%	3.47%
2013	0.00%	14,012	15.584477	218,370	0.00%	45.83%
2012	0.00%	17,474	10.686505	186,736	0.00%	8.82%
2011	0.00%	14,866	9.820243	145,988	0.00%	-1.06%
2010	0.00%	15,152	9.925489	150,391	0.00%	19.61%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	51,011	21.612376	1,102,469	0.37%	10.38%
2013	0.00%	52,270	19.579689	1,023,430	0.71%	37.60%
2012	0.00%	57,585	14.229173	819,387	0.22%	10.98%
2011	0.00%	63,306	12.821427	811,673	0.33%	-3.08%
2010	0.00%	60,691	13.228911	802,876	0.04%	22.85%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	243,058	15.055995	3,659,480	1.11%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.00%	2,370	9.101050	21,569	0.01%	-8.99%	5/1/2014
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	215,290	20.157263	4,339,657	0.82%	10.70%
2013	0.00%	222,150	18.208403	4,044,997	1.11%	31.77%
2012	0.00%	233,934	13.818055	3,232,513	0.94%	16.87%
2011	0.00%	250,914	11.823344	2,966,643	0.84%	-0.01%
2010	0.00%	281,551	11.825046	3,329,354	1.21%	16.11%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	87,944	24.900127	2,189,817	0.85%	11.93%
2013	0.00%	87,394	22.245495	1,944,123	0.92%	41.01%
2012	0.00%	85,770	15.775303	1,353,048	0.57%	17.99%
2011	0.00%	101,968	13.370383	1,363,351	0.64%	-2.21%
2010	0.00%	123,671	13.672847	1,690,935	0.62%	23.41%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	35,491	10.454655	371,046	4.02%	2.84%
2013	0.00%	57,082	10.166070	580,300	5.33%	-0.13%
2012	0.00%	41,999	10.179532	427,530	0.00%	1.80%	10/26/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.00%	36,285	$10.801484	$391,932	5.74%	0.47%
2013	0.00%	26,394	10.750545	283,750	4.62%	0.27%
2012	0.00%	31,673	10.721257	339,574	5.66%	7.21%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.00%	3,732	7.430399	27,730	0.29%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.00%	63,127	12.906565	814,753	2.17%	0.40%
2013	0.00%	229,016	12.854946	2,943,988	1.87%	-6.47%
2012	0.00%	59,609	13.744711	819,308	5.32%	5.50%
2011	0.00%	60,592	13.028098	789,399	2.00%	8.52%
2010	0.00%	45,666	12.004915	548,216	1.26%	9.48%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	222,542	12.536937	2,789,995	1.14%	0.85%
2013	0.00%	214,043	12.431406	2,660,855	1.51%	-0.13%
2012	0.00%	232,635	12.447911	2,895,820	1.92%	5.86%
2011	0.00%	286,325	11.759209	3,366,956	1.65%	1.11%
2010	0.00%	339,045	11.630295	3,943,193	1.68%	5.29%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.00%	98,968	11.325989	1,120,910	2.17%	4.27%
2013	0.00%	113,551	10.862084	1,233,401	2.18%	-1.96%
2012	0.00%	169,537	11.078738	1,878,256	2.55%	9.60%
2011	0.00%	36,664	10.108298	370,611	1.67%	1.08%	4/29/2011
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.00%	851	18.010120	15,327	1.30%	10.73%
2013	0.00%	864	16.264476	14,053	1.62%	35.68%
2012	0.00%	879	11.987698	10,537	1.69%	19.14%
2011	0.00%	898	10.062106	9,036	1.22%	-4.64%
2010	0.00%	917	10.551800	9,676	1.53%	14.38%
VT Voyager Fund: Class IB (PVTVB)
2014	0.00%	131	22.009046	2,883	0.69%	9.72%
2013	0.00%	129	20.059075	2,588	0.70%	43.72%
2012	0.00%	286	13.956644	3,992	0.31%	14.23%
2011	0.00%	271	12.218235	3,311	0.00%	-17.85%
2010	0.00%	241	14.872694	3,584	1.23%	20.80%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	43,448	14.816518	643,748	0.04%	8.44%
2013	0.00%	37,656	13.663384	514,508	0.43%	40.14%
2012	0.00%	44,194	9.750071	430,895	0.00%	-2.50%	4/27/2012
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.00%	1,223	13.533238	16,551	0.03%	4.43%
2013	0.00%	2,892	12.958594	37,476	0.43%	28.81%
2012	0.00%	169	10.059945	1,700	0.06%	0.60%	5/1/2012
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.00%	124,585	10.461335	1,303,325	0.00%	4.66%
2013	0.00%	2,000	9.995608	19,991	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	3	13.304880	40	0.00%	1.36%
2010	0.00%	3	13.126208	39	0.00%	16.00%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	1,062	10.977649	11,658	0.65%	9.78%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
T. Rowe Price Health Sciences Portfolio (TRHSP)
2014	0.00%	20,677	$21.830967	$451,399	0.00%	31.57%
2013	0.00%	9,812	16.593148	162,812	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	139,529	30.377400	4,238,528	0.00%	31.22%
2013	0.00%	140,445	23.149472	3,251,228	0.00%	50.51%
2012	0.00%	96,300	15.380592	1,481,151	0.00%	31.00%
2011	0.00%	18,564	11.741045	217,961	0.00%	10.39%
2010	0.00%	2,774	10.636434	29,505	0.00%	6.36%	5/3/2010
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	147,317	8.782543	1,293,818	0.09%	-19.10%
2013	0.00%	198,708	10.856355	2,157,245	0.49%	10.53%
2012	0.00%	120,524	9.821731	1,183,754	0.71%	-1.78%	4/30/2012
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	424,855	13.582583	5,770,628	0.50%	-5.26%
2013	0.00%	469,207	14.337359	6,727,189	1.28%	25.13%
2012	0.00%	453,600	11.457862	5,197,286	1.14%	19.18%
2011	0.00%	453,143	9.614262	4,356,636	1.04%	-7.21%
2010	0.00%	329,303	10.360806	3,411,844	0.78%	8.67%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.00%	318	17.145059	5,452	0.94%	7.57%
2013	0.00%	310	15.937799	4,941	1.47%	23.70%
2012	0.00%	296	12.884509	3,814	0.61%	11.74%
2011	0.00%	21	11.530280	242	0.86%	3.31%
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.00%	168	13.441746	2,258	3.74%	4.34%
2013	0.00%	144	12.883039	1,855	3.38%	-2.09%
2012	0.00%	119	13.158067	1,566	3.07%	5.78%
2011	0.00%	95	12.439097	1,182	2.61%	7.31%
2010	0.00%	69	11.592060	800	4.02%	6.04%
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.00%	244	19.348082	4,721	0.49%	9.68%
2013	0.00%	252	17.640745	4,445	0.55%	33.51%
2012	0.00%	259	13.213109	3,422	0.00%	18.60%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.00%	202	6.393729	1,292	0.00%	-13.04%
2013	0.00%	167	7.352106	1,228	0.00%	7.80%
2012	0.00%	135	6.820009	921	0.00%	1.88%
2011	0.00%	101	6.693839	676	0.00%	-21.45%
2010	0.00%	68	8.521264	579	0.00%	17.06%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.00%	266	17.809323	4,737	0.41%	11.81%
2013	0.00%	274	15.928039	4,364	0.44%	36.46%
2012	0.00%	282	11.672462	3,292	0.00%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.00%	55,274	18.946076	1,047,225	4.80%	1.90%
2013	0.00%	59,389	18.591996	1,104,160	4.45%	10.50%
2012	0.00%	28,342	16.825504	476,868	0.13%	18.64%
2011	0.00%	130	14.181907	1,844	6.93%	5.26%
2010	0.00%	82	13.473317	1,105	7.46%	14.86%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.00%	17,346	22.337726	387,470	0.00%	7.87%
2013	0.00%	14,745	20.708088	305,341	0.00%	29.94%
2012	0.00%	3,637	15.937035	57,963	0.00%	13.56%
2011	0.00%	57	14.033982	800	0.01%	-0.56%
2010	0.00%	43	14.112979	607	0.04%	31.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.00%	413	$16.015399	$6,614	0.83%	4.86%
2013	0.00%	363	15.273325	5,544	1.25%	27.13%
2012	0.00%	304	12.014045	3,652	0.91%	12.18%
2011	0.00%	232	10.709183	2,485	1.19%	-4.15%
2010	0.00%	155	11.173084	1,732	0.00%	15.53%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.00%	291	15.657977	4,556	0.99%	4.61%
2013	0.00%	199	14.967420	2,979	1.12%	23.81%
2012	0.00%	132	12.088618	1,596	0.64%	10.82%
2011	0.00%	73	10.908819	796	0.88%	-3.02%
2010	0.00%	64	11.248161	720	0.00%	14.46%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.00%	152	23.277961	3,538	0.00%	2.91%
2013	0.00%	134	22.619564	3,031	0.00%	56.38%
2012	0.00%	119	14.464041	1,721	0.00%	27.83%
2011	0.00%	87	11.315053	984	0.00%	-5.77%
2010	0.00%	47	12.007564	564	0.00%	12.75%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.00%	109	16.976774	1,850	0.00%	1.59%
2013	0.00%	99	16.710278	1,654	0.00%	43.36%
2012	0.00%	87	11.656224	1,014	0.00%	5.16%
2011	0.00%	67	11.083753	743	0.00%	-10.60%
2010	0.00%	48	12.398273	595	0.00%	28.85%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	22,462	25.389071	570,289	0.00%	-1.88%
2013	0.00%	25,795	25.874760	667,439	0.00%	50.23%
2012	0.00%	25,562	17.223573	440,269	0.00%	7.87%
2011	0.00%	26,608	15.966729	424,843	0.00%	-4.60%
2010	0.00%	22,699	16.735960	379,890	0.00%	26.77%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	179,967	20.707226	3,726,617	1.34%	27.34%
2012	0.00%	168,441	16.261792	2,739,153	2.07%	21.23%
2011	0.00%	191,868	13.414448	2,573,803	1.23%	-8.27%
2010	0.00%	194,413	14.623513	2,843,001	1.27%	15.97%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	17,173	10.352942	177,791	0.00%	-8.81%
2010	0.00%	16,893	11.352948	191,785	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	280,397	10.783470	3,023,653	0.36%	-32.33%
2010	0.00%	349,600	15.936367	5,571,354	0.55%	25.03%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	84,692	19.119582	1,619,276	1.97%	-0.97%
2012	0.00%	79,918	19.307248	1,542,997	1.41%	13.16%
2011	0.00%	96,793	17.062376	1,651,519	0.96%	-15.86%
2010	0.00%	108,967	20.278309	2,209,666	1.59%	17.51%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	123,410	18.236527	2,250,570	2.34%	22.98%
2012	0.00%	124,579	14.829007	1,847,383	3.04%	18.30%
2011	0.00%	135,575	12.534749	1,699,399	1.67%	-10.68%
2010	0.00%	136,286	14.033220	1,912,531	1.64%	8.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	148,779	$20.700503	$3,079,800	4.80%	1.64%
2012	0.00%	159,924	20.367363	3,257,230	6.07%	15.06%
2011	0.00%	210,837	17.701343	3,732,098	5.49%	-0.83%
2010	0.00%	173,272	17.849519	3,092,822	1.38%	14.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	147,951	18.202636	2,693,098	6.02%	6.94%
2012	0.00%	193,522	17.021800	3,294,093	7.09%	14.71%
2011	0.00%	338,304	14.839228	5,020,170	7.38%	3.81%
2010	0.00%	346,000	14.295077	4,946,097	9.00%	13.16%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	146,067	19.481483	2,845,602	1.13%	0.75%
2012	0.00%	159,093	19.336082	3,076,235	0.40%	17.24%
2011	0.00%	204,764	16.493303	3,377,235	0.75%	-22.39%
2010	0.00%	187,090	21.252025	3,976,041	0.08%	16.21%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	36,553	11.232970	410,599	0.55%	17.81%
2012	0.00%	32,228	9.534576	307,280	0.94%	15.58%
2011	0.00%	23,568	8.249535	194,425	1.39%	-9.76%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	40,459	9.768863	395,238	0.15%	-7.91%
2010	0.00%	40,738	10.607978	432,148	0.78%	15.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	66,268	11.911516	789,352	0.00%	-7.16%
2010	0.00%	68,267	12.830002	875,866	0.00%	18.78%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	105,032	9.962653	1,046,397	0.58%	-16.40%
2010	0.00%	50,764	11.916501	604,929	0.00%	19.17%	5/3/2010
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	55,258	11.841416	654,333	2.88%	21.27%
2012	0.00%	51,348	9.764428	501,384	3.00%	18.29%
2011	0.00%	48,262	8.254444	398,376	2.59%	-12.72%
2010	0.00%	50,495	9.456969	477,530	2.10%	7.54%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	202,712	12.166606	2,466,317	1.26%	21.34%
2012	0.00%	210,720	10.026765	2,112,840	0.61%	15.78%
2011	0.00%	222,325	8.660251	1,925,390	1.28%	-9.37%
2010	0.00%	256,504	9.555175	2,450,941	0.60%	14.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	111,298	12.775201	1,421,854	2.27%	21.42%
2012	0.00%	117,243	10.521355	1,233,555	0.36%	17.24%
2011	0.00%	151,058	8.974574	1,355,681	1.92%	-16.11%
2010	0.00%	147,472	10.698362	1,577,709	2.42%	6.11%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	12,279	12.359941	151,768	8.30%	8.24%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	750	14.935320	11,201	2.49%	11.36%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	146,206	2.908819	425,287	8.58%	-1.88%
2010	0.00%	139,268	2.964546	412,866	5.62%	14.68%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	8,132	3.367180	27,382	9.33%	-2.34%
2010	0.00%	9,265	3.447769	31,944	6.65%	14.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2014	Contract owners equity:				$354,611,249
2013	Contract owners equity:				$351,781,058
2012	Contract owners equity:				$296,273,260
2011	Contract owners equity:				$271,561,885
2010	Contract owners equity:				$276,625,834

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.